Vanguard® STAR® Core-Plus Bond Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (36.2%)
U.S. Government Securities (13.0%)
[1]	United States Treasury Inflation Indexed Bonds	1.750%	1/15/34	17,891	17,695
	United States Treasury Note/Bond	4.250%	11/30/26	82,304	82,455
[2]	United States Treasury Note/Bond	2.750%	7/31/27	60,873	59,475
	United States Treasury Note/Bond	4.250%	2/15/28	32,440	32,709
[1]	United States Treasury Note/Bond	3.500%	4/30/28	39,653	39,244
	United States Treasury Note/Bond	4.625%	9/30/28	43,544	44,480
[3]	United States Treasury Note/Bond	4.375%	11/30/28	23,182	23,521
	United States Treasury Note/Bond	3.750%	12/31/28	26,675	26,544
	United States Treasury Note/Bond	4.500%	5/31/29	22,271	22,727
	United States Treasury Note/Bond	4.000%	7/31/29	21,658	21,719
[2]	United States Treasury Note/Bond	4.375%	12/31/29	27,416	27,896
	United States Treasury Note/Bond	4.250%	1/31/30	26,928	27,265
	United States Treasury Note/Bond	0.625%	5/15/30	1,014	868
	United States Treasury Note/Bond	3.750%	5/31/30	17,200	17,044
	United States Treasury Note/Bond	3.750%	6/30/30	45,834	45,394
	United States Treasury Note/Bond	4.250%	6/30/31	47,216	47,699
	United States Treasury Note/Bond	4.125%	7/31/31	25,500	25,588
	United States Treasury Note/Bond	3.750%	8/31/31	23,264	22,869
	United States Treasury Note/Bond	3.625%	9/30/31	25,569	24,947
	United States Treasury Note/Bond	4.125%	10/31/31	28,260	28,322
	United States Treasury Note/Bond	4.375%	1/31/32	28,663	29,097
[4]	United States Treasury Note/Bond	1.875%	2/15/32	22,920	19,994
	United States Treasury Note/Bond	4.125%	2/29/32	28,665	28,685
	United States Treasury Note/Bond	4.000%	7/31/32	40,800	40,454
[3]	United States Treasury Note/Bond	4.750%	2/15/41	14,760	14,797
	United States Treasury Note/Bond	2.250%	5/15/41	3,331	2,397
	United States Treasury Note/Bond	1.750%	8/15/41	3,105	2,043
	United States Treasury Note/Bond	2.000%	11/15/41	32,763	22,330
	United States Treasury Note/Bond	3.250%	5/15/42	10,000	8,181
	United States Treasury Note/Bond	2.750%	11/15/42	20,000	15,057
	United States Treasury Note/Bond	4.375%	8/15/43	3,203	3,019
	United States Treasury Note/Bond	4.500%	2/15/44	3,036	2,900
[3]	United States Treasury Note/Bond	4.625%	11/15/44	17,424	16,857
	United States Treasury Note/Bond	2.500%	2/15/45	25,338	17,618
[2]	United States Treasury Note/Bond	4.750%	2/15/45	38,000	37,348
	United States Treasury Note/Bond	5.000%	5/15/45	18,200	18,462
	United States Treasury Note/Bond	2.500%	2/15/46	4,711	3,226
[3]	United States Treasury Note/Bond	2.250%	8/15/46	16,894	10,933
	United States Treasury Note/Bond	3.000%	5/15/47	1,040	770
	United States Treasury Note/Bond	3.000%	2/15/48	2,150	1,578
	United States Treasury Note/Bond	3.125%	5/15/48	2,406	1,802
	United States Treasury Note/Bond	3.000%	8/15/48	4,060	2,965
[2]	United States Treasury Note/Bond	3.375%	11/15/48	6,078	4,747
	United States Treasury Note/Bond	2.875%	5/15/49	4,775	3,381
	United States Treasury Note/Bond	2.375%	11/15/49	33,093	20,999
[2]	United States Treasury Note/Bond	1.375%	8/15/50	23,000	11,173
	United States Treasury Note/Bond	2.375%	5/15/51	40,500	25,301
[3]	United States Treasury Note/Bond	2.250%	2/15/52	38,063	22,896
	United States Treasury Note/Bond	4.000%	11/15/52	12,800	11,028
	United States Treasury Note/Bond	4.750%	11/15/53	15,100	14,736
	United States Treasury Note/Bond	4.625%	2/15/55	18,320	17,551
					1,070,786
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	4.875%	5/15/35	26,300	26,697
Conventional Mortgage-Backed Securities (22.0%)
[5,6]	Fannie Mae Pool	3.000%	6/1/43	5,674	5,075
[5,6]	Freddie Mac Gold Pool	3.000%	6/1/45–1/1/47	1,370	1,209
[5,6]	Freddie Mac Gold Pool	3.500%	11/1/47–8/1/48	254	229
[5,6]	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	282	270
[5,6]	Freddie Mac Gold Pool	4.500%	9/1/35–11/1/45	3,208	3,155
[5,6]	Freddie Mac Gold Pool	5.000%	1/1/38–4/1/44	1,110	1,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Ginnie Mae I Pool	2.500%	11/15/42–12/15/46	7,857	6,921
[5]	Ginnie Mae I Pool	3.000%	11/15/26–3/15/46	60,114	53,471
[5]	Ginnie Mae I Pool	3.250%	8/15/42	1,379	1,257
[5]	Ginnie Mae I Pool	3.500%	7/15/42–6/15/48	51,365	47,526
[5]	Ginnie Mae I Pool	3.750%	7/15/42	173	162
[5]	Ginnie Mae I Pool	3.875%	10/15/40–6/15/42	2,302	2,175
[5]	Ginnie Mae I Pool	4.000%	8/15/25–7/15/46	67,728	64,886
[5]	Ginnie Mae I Pool	4.500%	2/15/44–4/15/44	35,288	34,670
[5]	Ginnie Mae I Pool	5.000%	6/15/41–7/15/52	30,638	30,772
[5]	Ginnie Mae I Pool	5.500%	1/15/30–9/15/45	22,704	23,058
[5]	Ginnie Mae I Pool	6.000%	4/15/39–3/15/40	7,963	8,156
[5]	Ginnie Mae I Pool	6.500%	5/15/37–7/15/40	7,619	7,899
[5]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	814	828
[5]	Ginnie Mae I Pool	7.500%	10/15/31	407	418
[5]	Ginnie Mae I Pool	8.000%	8/15/31	167	171
[5]	Ginnie Mae II Pool	1.500%	4/20/44–6/20/47	49	40
[5]	Ginnie Mae II Pool	2.000%	10/20/43–8/20/51	67,092	54,205
[5]	Ginnie Mae II Pool	2.500%	6/20/37–3/20/52	90,173	76,507
[5]	Ginnie Mae II Pool	3.000%	4/20/31–12/20/52	57,042	50,335
[5]	Ginnie Mae II Pool	3.500%	5/20/46–9/20/51	49,671	45,236
[5]	Ginnie Mae II Pool	4.000%	6/20/39–6/20/52	34,209	31,945
[5,7]	Ginnie Mae II Pool	4.500%	12/20/32–8/15/55	28,964	27,855
[5,7]	Ginnie Mae II Pool	5.000%	3/20/33–8/15/55	60,073	59,404
[5,7]	Ginnie Mae II Pool	5.500%	1/20/34–8/15/55	51,416	51,688
[5,7]	Ginnie Mae II Pool	6.000%	4/20/28–8/15/55	32,511	33,070
[5,7]	Ginnie Mae II Pool	6.500%	5/20/37–8/15/55	10,509	10,814
[5]	Ginnie Mae II Pool	7.000%	3/20/55–4/20/55	2,482	2,570
[5,6]	UMBS Pool	1.500%	2/1/36–1/1/51	73,671	59,665
[5,6,7]	UMBS Pool	2.000%	5/1/36–8/25/55	400,071	322,902
[5,6,7]	UMBS Pool	2.500%	7/1/27–8/25/55	172,390	145,456
[5,6,7]	UMBS Pool	3.000%	1/1/26–8/25/55	298,881	259,039
[5,6,7]	UMBS Pool	3.500%	5/1/42–8/25/55	12,505	13,049
[5,6,7]	UMBS Pool	4.000%	7/1/42–8/25/55	71,503	66,965
[5,6,7]	UMBS Pool	4.500%	12/1/40–8/25/55	57,892	55,255
[5,6,7]	UMBS Pool	6.000%	11/1/52–8/25/55	107,614	109,872
[5,6]	UMBS Pool	6.500%	2/1/29–6/1/55	47,605	49,437
					1,818,739
Nonconventional Mortgage-Backed Securities (0.9%)
[5,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.844%	8/1/43	86	89
[5,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.580%	7.170%	9/1/44	420	432
[5,6]	Fannie Mae REMICS	3.000%	4/25/40	3,314	3,064
[5,6]	Fannie Mae REMICS	5.500%	12/25/51	5,420	5,445
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.515%	7.264%	10/1/44	101	104
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.600%	7.087%	10/1/44	445	457
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.616%	7.305%	9/1/44	292	300
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.803%	10/1/44	402	413
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.984%	9/1/43	260	268
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	7.370%	7/1/44	102	105
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.630%	6.554%	4/1/44	302	311
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.954%	8/1/43	346	356
[5,6]	Freddie Mac REMICS	2.500%	11/25/40	2,500	1,972
[5,6]	Freddie Mac REMICS	3.000%	9/15/44	56,722	50,981
[5]	Ginnie Mae REMICS	2.500%	10/20/49	14,760	13,046
					77,343
Total U.S. Government and Agency Obligations (Cost $2,999,313)					2,993,565
Asset-Backed/Commercial Mortgage-Backed Securities (8.4%)
[5,9]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/29	316	323
[5,9]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/29	254	260
[5,9]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/34	165	169
[5,9]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/34	175	182
[5]	Ally Auto Receivables Trust Series 2024-1	5.160%	10/15/29	256	259
[5]	Ally Auto Receivables Trust Series 2024-1	5.410%	11/15/29	184	187
[5,9]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/32	182	184
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/32	656	662
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/32	256	257
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/32	183	184
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.215%	9/15/32	594	594
[5]	American Express Credit Account Master Trust Series 2025-4	4.300%	7/15/30	31,100	31,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	241	242
[5,9]	American Homes 4 Rent Trust Series 2015-SFR2	3.732%	10/17/52	150	149
[5,9]	American Homes 4 Rent Trust Series 2015-SFR2	4.295%	10/17/52	143	143
[5]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/29	520	534
[5]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	1,190	1,203
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	905	883
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	595	573
[5,9]	AMSR Trust Series 2025-SFR1	3.655%	6/17/42	2,130	2,020
[5,9]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/30	560	565
[5,9]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/32	730	737
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/27	156	156
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	258	262
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	148	150
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	130	133
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	1,306	1,363
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	599	613
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	575	586
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.580%	12/20/30	330	336
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/29	1,420	1,428
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/29	350	352
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/29	210	212
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.120%	8/20/31	1,990	2,019
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/31	500	504
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/31	220	226
[5]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	4.278%	9/15/48	81	74
[5]	Banc of America Funding Trust Series 2006-H	4.968%	9/20/46	119	99
[5]	BANK Series 2017-BNK4	3.625%	5/15/50	198	194
[5]	BANK Series 2017-BNK7	3.175%	9/15/60	41	40
[5]	BANK Series 2017-BNK7	3.435%	9/15/60	159	155
[5]	BANK Series 2017-BNK8	3.488%	11/15/50	333	320
[5]	BANK Series 2018-BNK15	4.407%	11/15/61	72	72
[5]	BANK Series 2019-BNK16	4.005%	2/15/52	168	163
[5]	BANK Series 2019-BNK23	2.920%	12/15/52	463	430
[5]	BANK Series 2019-BNK24	2.960%	11/15/62	627	582
[5]	BANK Series 2024-5YR7	5.769%	6/15/57	1,078	1,116
[5]	BANK Series 2024-5YR9	5.614%	8/15/57	1,154	1,190
[5]	BANK Series 2025-BNK50	5.875%	5/15/68	890	925
[5,9]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	174	176
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	242	238
[5]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	533	511
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	146	136
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.670%	8/15/28	206	207
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.830%	12/15/28	231	233
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/29	279	286
[5]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	677	663
[5]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/55	151	150
[5]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	4,600	4,777
[5]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	1,375	1,427
[5]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	8,305	8,442
[5]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/58	1,580	1,635
[5]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/58	600	619
[5]	Bear Stearns ARM Trust Series 2006-4	4.292%	10/25/36	164	143
[5]	Bear Stearns ARM Trust Series 2007-3	4.211%	5/25/47	160	143
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	769	749
[5]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	133	131
[5]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/57	651	675
[5]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	353	360
[5]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	664	683
[5]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	456	482
[5]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/57	2,225	2,293
[5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	1,030	1,077
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	5.110%	5/15/31	940	939
[5,9]	BX Trust Series 2019-OC11	3.202%	12/9/41	900	839
[5,8,9]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.693%	10/16/28	219	219
[5,8,9,10]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	5.450%	8/16/29	2,660	2,660
[5]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/30	124	126
[5]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/31	88	90
[5]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	383	386
[5]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/30	122	123
[5]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/30	134	135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/31	108	110
[5]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/30	78	79
[5]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/30	146	148
[5]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/31	123	125
[5]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/30	540	546
[5]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/31	330	337
[5]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/31	380	381
[5]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/32	400	401
[5]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	418	411
[5]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	186	179
[5]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/49	169	112
[5]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	272	262
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	357	349
[5]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	225	218
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	144	139
[5]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	790	773
[5]	CD Mortgage Trust Series 2018-CD7	4.839%	8/15/51	144	132
[5,9]	CENT Trust Series 2025-CITY	5.091%	7/10/40	3,880	3,893
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	258	255
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/33	486	486
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/33	243	243
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	333	338
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/29	94	96
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	88	89
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/30	219	223
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.410%	2/28/30	147	150
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	361	367
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/30	391	397
[5,9]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/30	196	194
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/30	340	340
[5,9]	Chase Auto Owner Trust Series 2025-1A	5.240%	11/26/32	370	370
[5]	CHL Mortgage Pass-Through Trust Series 2006-HYB1	4.937%	3/20/36	112	104
[5]	CHL Mortgage Pass-Through Trust Series 2007-HYB2	4.365%	2/25/47	139	121
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	95	93
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC33	4.545%	9/10/58	203	172
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	255	248
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	134	131
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/50	193	174
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.252%	9/15/50	110	84
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	253	248
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	217	213
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	940	878
[5]	Citigroup Mortgage Loan Trust Series 2007-AR8	5.078%	7/25/37	8	7
[5,9]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	184	185
[5,9]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/49	1,104	1,109
[5,9]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/46	42	41
[5,9]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/50	3,740	3,741
[5,9]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/75	4,280	4,276
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R06, SOFR30A + 1.700%	6.050%	7/25/43	74	74
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	6.300%	9/25/43	263	264
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	5.400%	1/25/44	922	922
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	5.450%	2/25/44	111	111
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	5.350%	5/25/44	292	292
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	5.350%	7/25/44	722	722
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.500%	9/25/44	576	577
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	5.300%	1/25/45	481	481
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.350%	2/25/45	456	456
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.800%	3/25/45	2,076	2,086
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	5.350%	5/25/45	1,153	1,153
[5,9]	Connecticut Avenue Securities Trust Series 2025-R05	5.319%	7/25/45	1,750	1,752
[5]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.240%	8/15/48	224	191
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	263	259
[5]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/17/52	68	63
[5,9]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	312	305
[5]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	180	176
[5]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	559	491
[5,9]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/30	113	113
[5,9]	Dell Equipment Finance Trust Series 2025-1	4.960%	2/24/31	110	111
[5,9]	Dell Equipment Finance Trust Series 2025-1	5.640%	8/22/31	210	213
[5,9]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	139	142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	DLLST LLC Series 2024-1A	4.930%	4/22/30	57	57
[5,9]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	1,150	1,090
[5]	Drive Auto Receivables Trust Series 2024-1	5.310%	1/16/29	630	632
[5]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	738	745
[5]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/29	864	862
[5]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/32	924	921
[5]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/32	1,346	1,341
[5]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/32	5,470	5,520
[5,8,9]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	5.264%	10/25/56	212	210
[5,9]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	71	69
[5,9]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/31	217	220
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/29	238	240
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/29	362	364
[5]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/31	170	169
[5,9]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/31	670	675
[5]	First Horizon Mortgage Pass-Through Trust Series 2006-AR3	4.375%	11/25/36	62	33
[5]	First Horizon Mortgage Pass-Through Trust Series 2006-AR4	5.038%	1/25/37	138	66
[5]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	198	201
[5]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	1,100	1,118
[5]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	43	44
[5]	Ford Credit Auto Lease Trust Series 2023-B	6.430%	4/15/27	519	524
[5]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/27	207	208
[5]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/29	195	196
[5,9]	Ford Credit Auto Owner Trust Series 2020-2	1.490%	4/15/33	309	307
[5,9]	Ford Credit Auto Owner Trust Series 2021-1	1.910%	10/17/33	324	317
[5,9]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	1,160	1,156
[5,9]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	776	785
[5,9]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	462	474
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/29	570	585
[5]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/31	633	654
[5,9]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	1,731	1,759
[5,9]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	676	686
[5]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	451	458
[5]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	817	828
[5]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/30	967	962
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	181	182
[5,9]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/37	1,550	1,574
[5]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/31	2,150	2,163
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/29	969	983
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/29	811	819
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.240%	4/15/31	1,365	1,401
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	556	570
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/29	589	587
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	1,867	1,864
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/31	239	237
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/30	10,740	10,815
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/30	1,050	1,051
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3	3.500%	8/25/57	2,175	1,597
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/58	2,287	1,659
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/58	3,151	2,302
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	10,906	9,662
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	2,937	2,162
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-1	2.500%	8/25/59	11,833	9,607
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	6.200%	11/25/43	200	202
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.700%	2/25/44	712	716
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.600%	5/25/44	1,102	1,107
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	5.400%	10/25/44	89	89
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	5.600%	3/25/44	629	630
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.600%	8/25/44	940	945
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	5.300%	1/25/45	193	193
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	5.450%	5/25/45	1,489	1,491
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.300%	2/25/45	378	378
[5]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	271	273
[5]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/28	658	653
[5]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/29	484	485
[5]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/29	920	923
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	43	43
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	117	119
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/29	180	182
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/30	383	390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/30	122	122
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/30	75	76
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/32	930	931
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/33	190	190
[5,9]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/34	94	91
[5,9]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/34	171	165
[5,9]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	457	465
[5,9]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	507	529
[5,9]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/36	200	210
[5,9]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	939	957
[5,9]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/36	266	271
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/37	3,020	3,045
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/37	129	129
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/37	914	914
[5]	GMACM Mortgage Loan Trust Series 2005-AR6	3.846%	11/19/35	13	11
[5,9]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/30	397	407
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/29	364	367
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	1,184	1,207
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	152	154
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	312	314
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/29	560	561
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/30	820	824
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/30	640	642
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.440%	9/10/47	893	712
[5]	GS Mortgage Securities Trust Series 2015-GC34	4.635%	10/10/48	202	140
[5]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	127	124
[5]	GS Mortgage Securities Trust Series 2018-GS9	3.992%	3/10/51	254	249
[5]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	197	191
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	192	177
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	5,100	4,582
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/53	440	390
[5,9]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	336	322
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.120%	1/25/29	536	543
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/29	338	343
[5]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	242	242
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.330%	5/20/31	305	306
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	381	385
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.350%	10/20/31	165	166
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/31	517	523
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.820%	4/20/32	269	273
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/32	910	908
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/33	1,590	1,586
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-1	6.153%	5/20/32	368	373
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/32	488	491
[5,9]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.560%	8/15/28	268	271
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/29	255	257
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/29	1,290	1,299
[5]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/29	706	729
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.140%	1/15/31	388	394
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/31	320	326
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/30	315	320
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/31	604	616
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/31	119	120
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/32	329	331
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/31	209	210
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/32	597	599
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/32	890	898
[5,9]	IRV Trust Series 2025-200P	5.295%	3/14/47	2,280	2,291
[5,9]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/55	5,940	5,973
[5,9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2	5.582%	11/15/43	33	31
[5,9]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	9,166	7,713
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	9,300	7,838
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	389	385
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	304	298
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.224%	7/15/50	307	299
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	289	280
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	203	201
[5,9]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	189	190
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	155	158
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	91	93

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	76	79
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	245	246
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/30	266	266
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/30	216	217
[5,9]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/32	148	149
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/30	269	271
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/32	564	573
[5,7,9]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/65	3,150	3,150
[5,9]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	416	423
[5]	MASTR Adjustable Rate Mortgages Trust Series 2004-3	6.466%	4/25/34	1	1
[5,8]	Merrill Lynch Mortgage Investors Trust Series 2003-A2, TSFR6M + 1.928%	6.069%	2/25/33	7	7
[5]	Merrill Lynch Mortgage Investors Trust Series 2003-A4	6.683%	7/25/33	5	5
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	3.979%	7/15/46	171	151
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	126	123
[5,7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/58	3,150	3,277
[5,7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/58	2,500	2,589
[5]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	132	131
[5,9]	Morgan Stanley Capital I Trust Series 2014-150E	3.912%	9/9/32	404	361
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	290	286
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/51	1,921	1,872
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	176	166
[5]	Morgan Stanley Mortgage Loan Trust Series 2006-8AR	6.070%	6/25/36	66	64
[5,9]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/30	631	598
[5,9]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/55	1,600	1,607
[5,9]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	47	47
[5,9]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	246	248
[5]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/29	212	214
[5]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/29	288	290
[5]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/29	570	569
[5]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	256	256
[5,9]	OBX Trust Series 2023-INV1	3.000%	1/25/52	14,212	11,923
[5,9]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/38	7,230	7,244
[5,9]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/38	800	802
[5,9]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	469	471
[5,9]	PFS Financing Corp. Series 2025-D	4.470%	5/15/30	7,600	7,597
[5,9]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/56	1,833	1,830
[5,9]	PMT Loan Trust Series 2025-INV2	6.000%	2/25/56	916	924
[5,9]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/56	57,199	56,624
[5,9]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/56	22,404	22,382
[5,9]	PMT Loan Trust Series 2025-INV4	5.500%	3/25/56	43,083	42,569
[5,9]	PMT Loan Trust Series 2025-INV4	5.500%	3/25/56	23,580	23,527
[5,9]	PMT Loan Trust Series 2025-INV5	6.000%	5/25/56	119,571	120,446
[5,9]	PMT Loan Trust Series 2025-INV6	6.000%	6/25/56	16,934	17,062
[5,9]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	179	174
[5,9]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	148	147
[5,9]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	145	144
[5,9]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	407	388
[5,9]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	379	360
[5,9]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	568	532
[5,9]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	1,015	955
[5,9]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	1,114	1,041
[5,9]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/42	1,032	975
[5,9]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/42	194	183
[5,9]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/42	2,970	2,782
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/42	2,270	2,123
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/42	920	843
[5,9]	RCKT Trust Series 2025-1A	4.990%	7/25/34	160	160
[5]	RFMSI Trust Series 2006-SA2	5.567%	8/25/36	248	174
[5]	RFMSI Trust Series 2006-SA3	6.257%	9/25/36	91	48
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/33	265	267
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	101	101
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	425	431
[5]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/31	338	348
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	223	226
[5]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/30	432	441
[5]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	469	483
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	1,149	1,163
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	1,231	1,253
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	1,304	1,333
[5]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/29	569	572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	1,074	1,074
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.630%	8/15/29	726	726
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/31	2,433	2,432
[5]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/32	2,457	2,464
[5]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/31	430	434
[5]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/31	17,750	17,985
[5]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/31	5,120	5,103
[5,9]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/29	606	612
[5,9]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/30	281	285
[5,9]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	275	282
[5,9]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/31	380	380
[5,9]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	59	60
[5,9]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	179	181
[5,7,9]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/31	340	340
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/31	127	127
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/31	50	50
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/32	260	260
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/32	195	195
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/31	195	198
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	274	279
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	211	215
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/30	249	254
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	281	286
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/31	336	337
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/32	533	534
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/31	84	85
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/32	497	503
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/31	470	474
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/33	1,940	1,949
[5,9]	SLG Office Trust Series 2021-OVA	2.585%	7/15/41	1,370	1,198
[5,9]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	64	63
[5,9]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	157	155
[5,9]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	202	200
[5,9]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	14	14
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/29	1,130	1,133
[5,9]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	2,281	2,309
[5]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/31	3,650	3,668
[5,9]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	162	163
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	244	247
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/31	243	247
[5,9]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	1,191	1,201
[5,9]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/36	1,117	1,009
[5,9]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	929	952
[5,9]	Toyota Auto Loan Extended Note Trust Series 2025-1A	4.650%	5/25/38	9,050	9,125
[5]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	245	246
[5,9]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	1,136	1,150
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	718	704
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/41	293	287
[5,9]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	789	796
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	346	338
[5,9]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	214	216
[5,9]	Verizon Master Trust Series 2023-3	4.880%	4/21/31	1,090	1,099
[5,9]	Verizon Master Trust Series 2023-6	4.860%	9/22/31	1,680	1,694
[5,9]	Verizon Master Trust Series 2023-6	5.050%	9/22/31	2,100	2,106
[5,9]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	169	174
[5,9]	Verizon Master Trust Series 2024-2	5.080%	12/22/31	479	486
[5,9]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	594	606
[5,9]	Verizon Master Trust Series 2024-5	5.250%	6/21/32	1,048	1,068
[5,9]	Verizon Master Trust Series 2024-5	5.490%	6/21/32	297	302
[5,9]	Verizon Master Trust Series 2024-7	4.600%	8/20/32	2,010	1,997
[5,9]	Verizon Master Trust Series 2024-7	4.840%	8/20/32	317	314
[5]	Verizon Master Trust Series 2024-8	4.990%	11/20/30	322	322
[5]	Verizon Master Trust Series 2025-1	4.940%	1/21/31	206	207
[5]	Verizon Master Trust Series 2025-1	5.090%	1/21/31	72	72
[5,9]	Verizon Master Trust Series 2025-2	5.160%	1/20/33	262	266
[5,9]	Verizon Master Trust Series 2025-2	5.340%	1/20/33	263	266
[5]	Verizon Master Trust Series 2025-3	4.900%	3/20/30	1,150	1,150
[5,9]	Verizon Master Trust Series 2025-4	5.020%	3/21/33	1,860	1,873
[5,9]	Verizon Master Trust Series 2025-4	5.200%	3/21/33	1,600	1,604
[5]	Verizon Master Trust Series 2025-5	4.840%	6/20/31	290	290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Verizon Master Trust Series 2025-6	4.850%	6/21/33	410	410
[5,9]	Verizon Master Trust Series 2025-6	5.060%	6/21/33	220	220
[5]	WaMu Mortgage Pass-Through Certificates Trust Series 2002-AR18	6.265%	1/25/33	2	2
[5]	WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR7	5.697%	8/25/33	7	7
[5]	WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR9	6.521%	9/25/33	12	12
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.458%	8/15/50	280	174
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.517%	9/15/58	248	232
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	292	284
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	353	345
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	127	124
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	126	124
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/51	177	162
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	276	272
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	175	172
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	843	836
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	83	82
[5]	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14	7.378%	10/25/36	74	68
[5,9]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	259	249
[5,9]	WFLD Mortgage Trust Series 2014-MONT	3.755%	8/10/31	1,456	1,369
[5]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.378%	5/15/47	390	344
[5]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.513%	5/15/47	229	126
[5]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	330	334
[5]	World Omni Auto Receivables Trust Series 2024-A	5.090%	12/17/29	466	470
[5]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/30	240	243
[5]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/30	248	252
[5]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/31	348	351
[5]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	636	645
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $698,012)					698,782
Corporate Bonds (32.4%)
Communications (1.9%)
[9]	AMC Networks Inc.	10.250%	1/15/29	2,346	2,411
	AMC Networks Inc.	4.250%	2/15/29	3	2
[9]	AMC Networks Inc.	10.500%	7/15/32	715	727
	America Movil SAB de CV	4.375%	4/22/49	2,799	2,274
[5,11]	AT&T Inc.	2.900%	12/4/26	519	672
	AT&T Inc.	1.650%	2/1/28	2,222	2,080
[5]	AT&T Inc.	4.100%	2/15/28	2,179	2,163
	AT&T Inc.	4.350%	3/1/29	1,123	1,119
	AT&T Inc.	4.700%	8/15/30	7,900	7,961
	AT&T Inc.	3.500%	6/1/41	3,486	2,725
	AT&T Inc.	6.050%	8/15/56	21,240	21,528
[12]	Booking Holdings Inc.	4.500%	5/9/46	584	676
[9]	CCO Holdings LLC	5.375%	6/1/29	179	176
[9]	CCO Holdings LLC	4.750%	3/1/30	127	121
[9]	CCO Holdings LLC	4.500%	8/15/30	2,250	2,106
[9]	CCO Holdings LLC	4.250%	2/1/31	94	86
	CCO Holdings LLC	4.500%	5/1/32	265	240
	Charter Communications Operating LLC	3.750%	2/15/28	2,398	2,345
	Charter Communications Operating LLC	4.200%	3/15/28	3,362	3,325
	Charter Communications Operating LLC	2.250%	1/15/29	3,700	3,398
	Charter Communications Operating LLC	5.050%	3/30/29	1,585	1,594
	Charter Communications Operating LLC	6.100%	6/1/29	790	824
	Charter Communications Operating LLC	6.484%	10/23/45	15,663	15,228
	Charter Communications Operating LLC	5.750%	4/1/48	4,860	4,310
	Charter Communications Operating LLC	3.950%	6/30/62	2,430	1,516
	Comcast Corp.	3.550%	5/1/28	1,488	1,457
	Comcast Corp.	4.150%	10/15/28	234	233
	Comcast Corp.	5.100%	6/1/29	1,689	1,733
	Comcast Corp.	3.900%	3/1/38	3,903	3,358
	Comcast Corp.	3.750%	4/1/40	2,545	2,091
	Comcast Corp.	3.400%	7/15/46	3,755	2,651
	Comcast Corp.	4.000%	8/15/47	4,803	3,681
[9]	CSC Holdings LLC	4.500%	11/15/31	2,800	1,867
[9]	Directv Financing LLC	5.875%	8/15/27	58	58
[9]	DISH Network Corp.	11.750%	11/15/27	80	83
	Expedia Group Inc.	4.625%	8/1/27	3,839	3,843
[9]	Frontier Communications Holdings LLC	5.000%	5/1/28	132	132
[9]	Level 3 Financing Inc.	10.000%	10/15/32	65	66

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Midcontinent Communications	8.000%	8/15/32	2,245	2,369
[9]	NTT Finance Corp.	4.567%	7/16/27	2,694	2,697
	Paramount Global	2.900%	1/15/27	811	789
	Paramount Global	3.375%	2/15/28	146	141
	Paramount Global	3.700%	6/1/28	334	324
	Paramount Global	4.950%	1/15/31	3,000	2,924
	Paramount Global	4.200%	5/19/32	6,719	6,141
	Paramount Global	6.875%	4/30/36	1,300	1,348
	Paramount Global	4.375%	3/15/43	3,200	2,425
	Paramount Global	5.850%	9/1/43	2,500	2,231
	Rogers Communications Inc.	3.200%	3/15/27	1,968	1,927
	Rogers Communications Inc.	5.000%	2/15/29	3,982	4,032
	Rogers Communications Inc.	7.000%	4/15/55	245	251
	Rogers Communications Inc.	7.125%	4/15/55	650	663
[9]	Scripps Escrow Inc.	5.875%	7/15/27	72	72
[9]	Scripps Escrow II Inc.	3.875%	1/15/29	8	7
	Sprint Capital Corp.	6.875%	11/15/28	6,342	6,780
	Telefonica Emisiones SA	4.103%	3/8/27	120	119
[11]	Time Warner Cable LLC	5.750%	6/2/31	2,200	2,911
	Uber Technologies Inc.	4.300%	1/15/30	5,830	5,784
[9]	Univision Communications Inc.	8.000%	8/15/28	11	11
[9]	Univision Communications Inc.	7.375%	6/30/30	19	19
[9]	Univision Communications Inc.	8.500%	7/31/31	2,165	2,201
[9]	Univision Communications Inc.	9.375%	8/1/32	810	840
	Verizon Communications Inc.	2.100%	3/22/28	5,434	5,137
	Verizon Communications Inc.	4.016%	12/3/29	4,353	4,277
[5]	Warnermedia Holdings Inc.	5.050%	3/15/42	600	401
[5]	Warnermedia Holdings Inc.	5.141%	3/15/52	442	274
					157,955
Consumer Discretionary (1.8%)
[9]	1011778 BC ULC	3.875%	1/15/28	114	110
[9]	1011778 BC ULC	4.375%	1/15/28	41	40
[9]	1011778 BC ULC	6.125%	6/15/29	2,500	2,554
[9]	1011778 BC ULC	5.625%	9/15/29	34	34
[7,9]	Advance Auto Parts Inc.	7.000%	8/1/30	465	467
[7,9]	Advance Auto Parts Inc.	7.375%	8/1/33	560	562
[9]	Air Canada	3.875%	8/15/26	103	102
[9]	Allied Universal Holdco LLC	6.875%	6/15/30	1,260	1,291
[9]	American Airlines Inc.	7.250%	2/15/28	1,145	1,168
[9]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	114	111
[9]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	430	405
[11]	American Honda Finance Corp.	0.750%	11/25/26	1,800	2,265
[5]	American Honda Finance Corp.	4.900%	7/9/27	2,396	2,416
[5]	American Honda Finance Corp.	4.450%	10/22/27	1,588	1,588
[5]	American Honda Finance Corp.	4.400%	9/5/29	1,642	1,635
[7,9]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/33	230	234
	Asbury Automotive Group Inc.	4.500%	3/1/28	23	23
	AutoZone Inc.	4.500%	2/1/28	2,136	2,143
	Bath & Body Works Inc.	5.250%	2/1/28	2,100	2,104
[9]	Belron UK Finance plc	5.750%	10/15/29	2,000	2,019
[9]	BMW US Capital LLC	4.600%	8/13/27	1,646	1,651
[9]	Builders FirstSource Inc.	6.750%	5/15/35	315	324
[9]	Caesars Entertainment Inc.	6.000%	10/15/32	2,200	2,124
[9]	Carnival Corp.	5.750%	3/15/30	400	406
[9]	Carnival Corp.	5.875%	6/15/31	4,005	4,064
[9]	Carnival Corp.	5.750%	8/1/32	1,045	1,052
[9]	Champ Acquisition Corp.	8.375%	12/1/31	1,922	2,035
[9]	Churchill Downs Inc.	5.500%	4/1/27	166	166
[9]	Churchill Downs Inc.	4.750%	1/15/28	103	102
[9]	Churchill Downs Inc.	5.750%	4/1/30	405	404
[9]	Clarios Global LP	6.750%	2/15/30	2,235	2,301
	Dana Inc.	5.625%	6/15/28	49	49
[9]	Delta Air Lines Inc.	4.750%	10/20/28	4,542	4,547
[5]	Duke University	2.832%	10/1/55	2,452	1,506
[9,12]	Flutter Treasury DAC	4.000%	6/4/31	2,400	2,742
[9]	Flutter Treasury DAC	5.875%	6/4/31	2,215	2,232
	Ford Motor Credit Co. LLC	2.700%	8/10/26	477	465
	Ford Motor Credit Co. LLC	5.125%	11/5/26	1,642	1,638
	Ford Motor Credit Co. LLC	4.271%	1/9/27	243	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Credit Co. LLC	5.800%	3/5/27	3,175	3,195
	Ford Motor Credit Co. LLC	5.850%	5/17/27	1,609	1,620
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,974	1,958
	Ford Motor Credit Co. LLC	4.125%	8/17/27	1,359	1,324
	Ford Motor Credit Co. LLC	3.815%	11/2/27	288	278
	Ford Motor Credit Co. LLC	7.350%	11/4/27	3,001	3,109
	Ford Motor Credit Co. LLC	2.900%	2/16/28	288	270
	Ford Motor Credit Co. LLC	6.800%	5/12/28	1,320	1,362
[5,11]	Ford Motor Credit Co. LLC	5.625%	10/9/28	500	659
	Ford Motor Credit Co. LLC	5.800%	3/8/29	733	734
	Ford Motor Credit Co. LLC	5.113%	5/3/29	451	441
[9]	Garda World Security Corp.	6.000%	6/1/29	400	392
	General Motors Financial Co. Inc.	4.000%	10/6/26	1,124	1,115
	General Motors Financial Co. Inc.	4.350%	1/17/27	1,153	1,148
	General Motors Financial Co. Inc.	5.000%	4/9/27	2,999	3,014
	General Motors Financial Co. Inc.	5.400%	5/8/27	2,935	2,974
	General Motors Financial Co. Inc.	5.000%	7/15/27	5,810	5,842
	General Motors Financial Co. Inc.	5.350%	7/15/27	2,169	2,197
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,605	1,544
	General Motors Financial Co. Inc.	5.050%	4/4/28	3,654	3,691
	General Motors Financial Co. Inc.	2.400%	4/10/28	1,186	1,120
	General Motors Financial Co. Inc.	2.400%	10/15/28	2,446	2,283
	General Motors Financial Co. Inc.	4.300%	4/6/29	1,893	1,859
	General Motors Financial Co. Inc.	4.900%	10/6/29	1,877	1,874
	General Motors Financial Co. Inc.	5.350%	1/7/30	1,976	2,004
	General Motors Financial Co. Inc.	6.150%	7/15/35	8,000	8,202
[5]	Georgetown University	2.943%	4/1/50	3,207	2,009
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	395	383
	Goodyear Tire & Rubber Co.	6.625%	7/15/30	2,670	2,716
	Goodyear Tire & Rubber Co.	5.250%	4/30/31	640	608
[9]	Hanesbrands Inc.	9.000%	2/15/31	385	406
[9]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	73	74
[9]	Hilton Domestic Operating Co. Inc.	4.000%	5/1/31	650	606
[9]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/33	1,280	1,281
	Home Depot Inc.	5.950%	4/1/41	293	308
	Home Depot Inc.	4.400%	3/15/45	1,756	1,505
	Home Depot Inc.	4.250%	4/1/46	585	487
	Home Depot Inc.	3.900%	6/15/47	2,349	1,836
	Home Depot Inc.	5.300%	6/25/54	2,552	2,429
[9]	JetBlue Airways Corp.	9.875%	9/20/31	285	276
[9]	JH North America Holdings Inc.	5.875%	1/31/31	140	141
[9]	JH North America Holdings Inc.	6.125%	7/31/32	245	248
[9]	Lithia Motors Inc.	4.625%	12/15/27	121	119
[9]	Live Nation Entertainment Inc.	6.500%	5/15/27	315	319
[9]	Live Nation Entertainment Inc.	3.750%	1/15/28	2,100	2,040
	Marriott International Inc.	5.000%	10/15/27	1,755	1,777
[9]	MGM China Holdings Ltd.	7.125%	6/26/31	750	781
	MGM Resorts International	6.125%	9/15/29	245	249
	MGM Resorts International	6.500%	4/15/32	405	412
[9]	MIWD Holdco II LLC	5.500%	2/1/30	185	176
	Mohawk Industries Inc.	5.850%	9/18/28	586	608
[9]	NCL Corp. Ltd.	5.875%	2/15/27	65	65
[9]	NCL Corp. Ltd.	7.750%	2/15/29	400	425
[9]	NCL Corp. Ltd.	6.750%	2/1/32	226	232
	Newell Brands Inc.	6.375%	9/15/27	159	161
[9]	Newell Brands Inc.	8.500%	6/1/28	1,935	2,030
	Newell Brands Inc.	6.625%	9/15/29	18	18
	Newell Brands Inc.	6.375%	5/15/30	2,100	2,041
	Newell Brands Inc.	7.000%	4/1/46	44	38
[9]	Nissan Motor Co. Ltd.	7.750%	7/17/32	1,010	1,043
[9]	Nissan Motor Co. Ltd.	8.125%	7/17/35	1,125	1,182
	President & Fellows of Harvard College	3.150%	7/15/46	4,441	3,162
[5,13]	Qantas Airways Ltd.	4.750%	10/12/26	530	342
[5,13]	Qantas Airways Ltd.	3.150%	9/27/28	490	301
[9]	Raven Acquisition Holdings LLC	6.875%	11/15/31	49	49
[5]	Rockefeller Foundation	2.492%	10/1/50	4,399	2,614
	Service Corp. International	4.000%	5/15/31	875	811
	Six Flags Entertainment Corp.	5.375%	4/15/27	33	33
	Tapestry Inc.	5.100%	3/11/30	673	682
	Thomas Jefferson University	3.847%	11/1/57	2,133	1,492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toll Brothers Finance Corp.	3.800%	11/1/29	312	303
	Toyota Motor Credit Corp.	4.550%	8/9/29	914	920
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	65	66
[5]	University of Chicago	2.761%	4/1/45	2,191	1,699
[9]	Vail Resorts Inc.	5.625%	7/15/30	935	940
[9]	Volkswagen Group of America Finance LLC	5.700%	9/12/26	31	31
[9]	Volkswagen Group of America Finance LLC	3.200%	9/26/26	1	1
[9]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	991	1,005
[9]	Wayfair LLC	7.250%	10/31/29	471	479
	Whirlpool Corp.	6.125%	6/15/30	185	185
	Whirlpool Corp.	6.500%	6/15/33	750	738
[9]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	242	235
					148,644
Consumer Staples (1.8%)
[9]	Albertsons Cos. Inc.	6.250%	3/15/33	3,348	3,410
	Altria Group Inc.	4.875%	2/4/28	2,338	2,359
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	1,603	1,556
[5,12]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	700	777
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	3,151	3,985
[12]	Barry Callebaut Services NV	3.750%	2/19/28	500	575
	BAT Capital Corp.	4.700%	4/2/27	4,196	4,205
	BAT Capital Corp.	3.557%	8/15/27	7,901	7,755
	BAT Capital Corp.	2.259%	3/25/28	3,827	3,614
	BAT Capital Corp.	4.906%	4/2/30	625	631
	BAT Capital Corp.	6.250%	8/15/55	5,930	5,986
	BAT International Finance plc	4.448%	3/16/28	2,814	2,805
	BAT International Finance plc	5.931%	2/2/29	9,482	9,905
[5,12]	British American Tobacco plc	3.000%	Perpetual	1,234	1,402
[9]	Cargill Inc.	4.760%	11/23/45	3,817	3,416
[5]	Cencosud SA	4.375%	7/17/27	374	371
	Conagra Brands Inc.	1.375%	11/1/27	718	667
[12]	Danone SA	1.000%	Perpetual	800	885
	Dollar General Corp.	4.625%	11/1/27	953	955
[9]	Energizer Holdings Inc.	4.750%	6/15/28	201	196
[9]	Energizer Holdings Inc.	4.375%	3/31/29	2,700	2,561
[7,9]	Froneri Lux FinCo Sarl	6.000%	8/1/32	1,555	1,549
	General Mills Inc.	4.875%	1/30/30	2,066	2,092
[9]	Imperial Brands Finance plc	4.500%	6/30/28	5,500	5,490
[5,12]	Imperial Brands Finance plc	3.875%	2/12/34	925	1,048
[9]	Imperial Brands Finance plc	6.375%	7/1/55	2,760	2,785
[9]	JBS USA LUX Sarl	5.950%	4/20/35	13,380	13,806
[9]	JBS USA LUX Sarl	6.375%	2/25/55	8,580	8,619
[9]	KeHE Distributors LLC	9.000%	2/15/29	428	447
	Keurig Dr Pepper Inc.	4.597%	5/25/28	2,920	2,932
	Kraft Heinz Foods Co.	3.750%	4/1/30	289	276
	Kraft Heinz Foods Co.	5.000%	6/4/42	3,435	3,062
[9]	Lamb Weston Holdings Inc.	4.875%	5/15/28	215	213
[9]	Lamb Weston Holdings Inc.	4.375%	1/31/32	400	374
[9]	Mars Inc.	4.550%	4/20/28	1,944	1,954
[9]	Mars Inc.	5.000%	3/1/32	6,750	6,811
[9]	Mars Inc.	5.200%	3/1/35	3,200	3,215
[9]	Mars Inc.	5.650%	5/1/45	6,038	5,998
[9]	Mars Inc.	5.700%	5/1/55	5,623	5,560
[9]	Mars Inc.	5.800%	5/1/65	1,203	1,192
[9]	Opal Bidco SAS	6.500%	3/31/32	4,380	4,429
[12]	PepsiCo Inc.	4.050%	7/28/55	400	455
[9]	Performance Food Group Inc.	5.500%	10/15/27	136	136
[9]	Performance Food Group Inc.	6.125%	9/15/32	600	610
	Philip Morris International Inc.	4.375%	11/1/27	1,928	1,930
[5,12]	Philip Morris International Inc.	2.750%	6/6/29	2,000	2,264
	Philip Morris International Inc.	5.125%	2/15/30	3,851	3,943
[12]	Philip Morris International Inc.	3.250%	6/6/32	1,200	1,350
[12]	Philip Morris International Inc.	1.450%	8/1/39	2,000	1,626
	Philip Morris International Inc.	4.125%	3/4/43	2,227	1,853
[9]	Post Holdings Inc.	6.375%	3/1/33	600	601
[12]	Scandinavian Tobacco Group A/S	4.875%	9/12/29	192	226
	Sysco Corp.	3.250%	7/15/27	1,467	1,435
	Sysco Corp.	2.400%	2/15/30	407	371
	Tyson Foods Inc.	3.550%	6/2/27	2,391	2,349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	US Foods Inc.	6.875%	9/15/28	121	125
[9]	US Foods Inc.	5.750%	4/15/33	605	601
					149,743
Energy (2.6%)
[9]	Antero Midstream Partners LP	5.750%	3/1/27	45	45
[9]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	1,400	1,424
[9]	Ascent Resources Utica Holdings LLC	6.625%	7/15/33	1,280	1,299
[9]	Blue Racer Midstream LLC	6.625%	7/15/26	840	840
[9]	Blue Racer Midstream LLC	7.000%	7/15/29	384	398
[5,12]	BP Capital Markets BV	0.933%	12/4/40	2,300	1,673
[12]	BP Capital Markets plc	3.625%	Perpetual	1,160	1,325
	Canadian Natural Resources Ltd.	3.850%	6/1/27	4,797	4,740
	Cenovus Energy Inc.	4.250%	4/15/27	40	40
[9]	Cheniere Energy Partners LP	5.550%	10/30/35	6,730	6,764
	Chevron Corp.	3.078%	5/11/50	3,640	2,427
[9]	Civitas Resources Inc.	8.375%	7/1/28	160	165
[9]	Civitas Resources Inc.	8.750%	7/1/31	290	294
[9]	Civitas Resources Inc.	9.625%	6/15/33	1,620	1,666
[9]	CNX Resources Corp.	7.250%	3/1/32	595	613
	ConocoPhillips Co.	4.300%	11/15/44	2,005	1,668
	ConocoPhillips Co.	3.800%	3/15/52	3,458	2,504
	ConocoPhillips Co.	5.700%	9/15/63	2,513	2,400
	ConocoPhillips Co.	5.650%	1/15/65	2,275	2,152
[9]	Continental Resources Inc.	2.268%	11/15/26	1,354	1,311
	Coterra Energy Inc.	3.900%	5/15/27	826	816
[9]	Diamond Foreign Asset Co.	8.500%	10/1/30	121	126
[9]	DT Midstream Inc.	4.125%	6/15/29	1,322	1,274
	Enbridge Inc.	3.700%	7/15/27	1,681	1,656
	Enbridge Inc.	3.125%	11/15/29	1,269	1,197
	Energy Transfer LP	6.050%	12/1/26	2,691	2,738
	Energy Transfer LP	4.000%	10/1/27	661	654
	Energy Transfer LP	4.950%	5/15/28	3,101	3,135
	Energy Transfer LP	4.150%	9/15/29	3,208	3,144
	Energy Transfer LP	5.200%	4/1/30	825	841
	Energy Transfer LP	6.000%	6/15/48	5,000	4,792
	Energy Transfer LP	5.950%	5/15/54	5,000	4,732
[5,12]	Eni SpA	3.375%	Perpetual	995	1,116
	Enterprise Products Operating LLC	4.200%	1/31/50	5,090	4,018
	EOG Resources Inc.	4.950%	4/15/50	4,621	4,079
[9]	EQT Corp.	4.500%	1/15/29	1,045	1,033
[9]	EQT Corp.	7.500%	6/1/30	5	5
[9]	Excelerate Energy LP	8.000%	5/15/30	515	539
	Exxon Mobil Corp.	4.114%	3/1/46	4,716	3,848
[5]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	1,210	1,168
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	16,620	14,837
	Genesis Energy LP	7.875%	5/15/32	410	424
	Genesis Energy LP	8.000%	5/15/33	27	28
	Helmerich & Payne Inc.	4.650%	12/1/27	1,190	1,178
	Helmerich & Payne Inc.	4.850%	12/1/29	700	676
	Hess Corp.	5.800%	4/1/47	5,000	5,077
[9]	Hess Midstream Operations LP	6.500%	6/1/29	107	110
	Kinder Morgan Inc.	1.750%	11/15/26	1,478	1,427
	Kinder Morgan Inc.	5.850%	6/1/35	14,800	15,300
[9]	Kinetik Holdings LP	6.625%	12/15/28	498	509
	Marathon Petroleum Corp.	3.800%	4/1/28	792	778
	Marathon Petroleum Corp.	5.150%	3/1/30	2,410	2,455
[9]	Matador Resources Co.	6.250%	4/15/33	15	15
	Occidental Petroleum Corp.	5.000%	8/1/27	1,240	1,247
	Occidental Petroleum Corp.	6.375%	9/1/28	3,639	3,771
	ONEOK Inc.	4.350%	3/15/29	2,595	2,571
	ONEOK Inc.	5.375%	6/1/29	968	988
	Ovintiv Inc.	5.650%	5/15/28	1,960	2,009
[9]	Permian Resources Operating LLC	5.375%	1/15/26	98	98
[9]	Permian Resources Operating LLC	8.000%	4/15/27	1,647	1,683
	Petrobras Global Finance BV	5.999%	1/27/28	121	123
[9]	Petronas Capital Ltd.	4.950%	1/3/31	5,164	5,248
[9]	Petronas Capital Ltd.	5.340%	4/3/35	7,395	7,514
	Phillips 66	3.900%	3/15/28	489	482
	Phillips 66 Co.	4.950%	12/1/27	1,966	1,987

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Raizen Fuels Finance SA	6.250%	7/8/32	10,000	9,854
[9]	Raizen Fuels Finance SA	6.950%	3/5/54	7,900	7,359
	Range Resources Corp.	8.250%	1/15/29	167	171
[5]	SA Global Sukuk Ltd.	1.602%	6/17/26	2,765	2,695
[9]	Schlumberger Holdings Corp.	5.000%	11/15/29	1,380	1,408
[5]	Shell Finance US Inc.	4.375%	5/11/45	5,247	4,425
[5]	Shell Finance US Inc.	4.000%	5/10/46	1,135	900
[5]	Shell Finance US Inc.	3.750%	9/12/46	8,575	6,544
[5]	Shell Finance US Inc.	3.250%	4/6/50	2,985	2,035
[9]	Tallgrass Energy Partners LP	7.375%	2/15/29	280	287
[9]	Tallgrass Energy Partners LP	6.000%	12/31/30	1,060	1,039
	Targa Resources Corp.	5.200%	7/1/27	2,412	2,440
	Targa Resources Corp.	6.150%	3/1/29	847	887
	TotalEnergies Capital International SA	2.986%	6/29/41	374	276
[5,12]	TotalEnergies Capital International SA	3.852%	3/3/45	1,500	1,602
	TotalEnergies Capital SA	5.425%	9/10/64	2,336	2,171
[5,12]	TotalEnergies SE	1.625%	Perpetual	243	267
[5,12]	TotalEnergies SE	2.000%	Perpetual	7,071	7,932
[9]	Transocean Inc.	8.250%	5/15/29	132	125
[9]	Transocean Inc.	8.750%	2/15/30	90	93
[9]	Transocean Inc.	8.500%	5/15/31	1,015	934
[9]	Valaris Ltd.	8.375%	4/30/30	115	119
	Valero Energy Corp.	5.150%	2/15/30	516	525
[9]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	2,198	2,073
[9]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	265	272
[9]	Venture Global LNG Inc.	9.500%	2/1/29	555	605
[9]	Venture Global LNG Inc.	8.375%	6/1/31	2,665	2,755
[9]	Venture Global Plaquemines LNG LLC	6.500%	1/15/34	415	427
[9]	Venture Global Plaquemines LNG LLC	6.750%	1/15/36	475	489
	Williams Cos. Inc.	5.300%	8/15/28	4,144	4,243
	Williams Cos. Inc.	4.800%	11/15/29	917	924
	Williams Cos. Inc.	4.900%	1/15/45	3,000	2,631
[12]	Wintershall Dea Finance BV	1.823%	9/25/31	400	402
					214,103
Financials (12.7%)
[9]	200 Park Funding Trust	5.740%	2/15/55	8,242	8,098
	AerCap Ireland Capital DAC	4.625%	10/15/27	1,875	1,876
	Air Lease Corp.	2.200%	1/15/27	1,478	1,430
	Air Lease Corp.	5.300%	2/1/28	763	777
	Air Lease Corp.	5.100%	3/1/29	2,443	2,487
[5]	Air Lease Corp.	3.000%	2/1/30	1,303	1,216
[5,11]	Akelius Residential Property AB	2.375%	8/15/25	1,369	1,807
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	85	85
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,414	1,309
[9]	Alliant Holdings Intermediate LLC	6.750%	4/15/28	98	99
[9]	Alliant Holdings Intermediate LLC	7.000%	1/15/31	800	822
	Allstate Corp.	4.200%	12/15/46	2,414	1,964
	Ally Financial Inc.	5.737%	5/15/29	2,740	2,790
	American Express Co.	5.043%	7/26/28	1,082	1,094
	American Express Co.	5.282%	7/27/29	1,059	1,085
	American Express Co.	5.532%	4/25/30	1,110	1,151
	American Express Co.	5.085%	1/30/31	1,651	1,685
	American Homes 4 Rent LP	4.900%	2/15/29	156	157
[9]	American National Global Funding	5.550%	1/28/30	799	813
	American National Group Inc.	5.750%	10/1/29	975	995
	Ameriprise Financial Inc.	5.700%	12/15/28	2,201	2,290
[9]	AmWINS Group Inc.	6.375%	2/15/29	136	138
[9]	AmWINS Group Inc.	4.875%	6/30/29	2,302	2,235
[9]	Antares Holdings LP	2.750%	1/15/27	1,231	1,184
[9]	Antares Holdings LP	7.950%	8/11/28	978	1,031
[9]	Antares Holdings LP	6.350%	10/23/29	627	632
[5,12]	Arbejdernes Landsbank A/S	3.625%	3/5/30	3,600	4,129
	Ares Capital Corp.	7.000%	1/15/27	1,964	2,022
	Ares Strategic Income Fund	5.700%	3/15/28	1,310	1,317
	Ares Strategic Income Fund	6.350%	8/15/29	2,164	2,215
[5,12]	Argenta Spaarbank NV	1.375%	2/8/29	2,300	2,527
[5,12]	Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	320	368
[5,12]	Aroundtown SA	4.800%	7/16/29	100	120
[5,12]	Aroundtown SA	3.500%	5/13/30	3,300	3,739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,11]	Aroundtown SA	3.625%	4/10/31	300	353
	Arthur J Gallagher & Co.	4.600%	12/15/27	879	882
	Arthur J Gallagher & Co.	4.850%	12/15/29	974	983
	Associated Banc-Corp.	6.455%	8/29/30	254	262
	Assurant Inc.	4.900%	3/27/28	101	102
	Athene Holding Ltd.	4.125%	1/12/28	1,595	1,580
	Athene Holding Ltd.	6.625%	5/19/55	5,000	5,140
[12]	Athora Holding Ltd.	6.625%	6/16/28	503	624
[12]	Athora Holding Ltd.	5.875%	9/10/34	1,200	1,460
[13]	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/32	1,033	682
[5,8,13]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.147%	5/16/33	687	454
	AvalonBay Communities Inc.	1.900%	12/1/28	48	44
[11]	Aviva plc	6.125%	9/12/54	1,000	1,323
[12]	Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	800	924
	Bank of America Corp.	1.734%	7/22/27	6,807	6,619
	Bank of America Corp.	5.933%	9/15/27	2,766	2,808
[5]	Bank of America Corp.	2.551%	2/4/28	4,228	4,107
[5]	Bank of America Corp.	3.705%	4/24/28	2,325	2,294
	Bank of America Corp.	4.376%	4/27/28	2,540	2,534
[5]	Bank of America Corp.	4.948%	7/22/28	3,616	3,648
	Bank of America Corp.	6.204%	11/10/28	2,051	2,128
[5]	Bank of America Corp.	3.419%	12/20/28	5,375	5,249
[5]	Bank of America Corp.	3.970%	3/5/29	719	710
	Bank of America Corp.	5.202%	4/25/29	3,935	4,008
[5]	Bank of America Corp.	2.087%	6/14/29	947	886
[5]	Bank of America Corp.	4.271%	7/23/29	670	667
[5]	Bank of America Corp.	3.194%	7/23/30	1,467	1,396
	Bank of America Corp.	5.162%	1/24/31	1,738	1,777
	Bank of America Corp.	5.518%	10/25/35	4,076	4,081
	Bank of America Corp.	5.511%	1/24/36	5,517	5,651
[5]	Bank of America Corp.	4.244%	4/24/38	9,488	8,604
[5]	Bank of America Corp.	4.078%	4/23/40	2,471	2,138
[5]	Bank of America Corp.	2.676%	6/19/41	5,698	4,058
	Bank of America Corp.	3.311%	4/22/42	6,852	5,229
[5]	Bank of America Corp.	4.443%	1/20/48	1,729	1,473
[5]	Bank of America Corp.	4.330%	3/15/50	1,555	1,286
[5]	Bank of America Corp.	4.083%	3/20/51	460	365
[5]	Bank of America Corp.	2.831%	10/24/51	754	470
[5,12]	Bank of Cyprus PCL	2.500%	6/24/27	1,310	1,485
[5,12]	Bank of Cyprus PCL	5.000%	5/2/29	3,343	3,993
	Bank of New York Mellon Corp.	4.543%	2/1/29	1,445	1,451
[5]	Bank of New York Mellon Corp.	4.975%	3/14/30	412	420
	Bank of Nova Scotia	5.250%	6/12/28	1,060	1,087
	Bank of Nova Scotia	5.130%	2/14/31	1,217	1,236
	Barclays plc	6.496%	9/13/27	488	498
	Barclays plc	2.279%	11/24/27	504	489
	Barclays plc	5.501%	8/9/28	1,280	1,301
	Barclays plc	4.942%	9/10/30	1,407	1,416
[11]	Barclays plc	3.750%	11/22/30	223	293
[5,12]	Bayerische Landesbank	1.000%	9/23/31	100	112
[5,12]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	594	646
[5,11]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	101	124
[12]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	136	157
	Blackstone Secured Lending Fund	5.350%	4/13/28	1,951	1,966
	Blue Owl Capital Corp.	3.400%	7/15/26	983	969
	Blue Owl Capital Corp.	5.950%	3/15/29	3,105	3,111
[9]	Blue Owl Technology Finance Corp.	6.100%	3/15/28	1,218	1,225
[5,11]	BNP Paribas SA	2.000%	5/24/31	600	775
[5,12]	BNP Paribas SA	0.875%	8/31/33	2,900	3,088
	Boston Properties LP	2.750%	10/1/26	863	844
	Boston Properties LP	6.750%	12/1/27	884	924
[11]	BPCE SA	5.250%	4/16/29	1,100	1,458
[11]	BPCE SA	2.500%	11/30/32	6,500	8,096
	Brixmor Operating Partnership LP	3.900%	3/15/27	492	487
	Brixmor Operating Partnership LP	2.250%	4/1/28	295	278
	Brown & Brown Inc.	4.700%	6/23/28	2,395	2,401
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	779	791
	Canadian Imperial Bank of Commerce	4.862%	1/13/28	1,853	1,864
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	1,956	2,006

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	1,407	1,407
	Canadian Imperial Bank of Commerce	5.245%	1/13/31	973	993
	Capital One Financial Corp.	3.750%	3/9/27	1,191	1,178
	Capital One Financial Corp.	7.149%	10/29/27	699	720
	Capital One Financial Corp.	1.878%	11/2/27	1,183	1,143
	Capital One Financial Corp.	3.800%	1/31/28	1,220	1,202
	Capital One Financial Corp.	5.468%	2/1/29	864	882
	Capital One Financial Corp.	6.312%	6/8/29	5,590	5,837
	Capital One Financial Corp.	5.700%	2/1/30	3,014	3,110
	Capital One Financial Corp.	3.273%	3/1/30	1,239	1,183
	Capital One Financial Corp.	5.463%	7/26/30	7,336	7,537
	Capital One Financial Corp.	6.183%	1/30/36	25,000	25,704
[5]	Capital One NA	5.974%	8/9/28	734	754
	Chubb INA Holdings LLC	4.350%	11/3/45	3,817	3,275
[9]	Citadel Finance LLC	5.900%	2/10/30	1,322	1,327
	Citibank NA	4.876%	11/19/27	2,523	2,533
	Citibank NA	5.803%	9/29/28	1,461	1,522
	Citigroup Inc.	4.300%	11/20/26	1,326	1,321
	Citigroup Inc.	4.450%	9/29/27	1,682	1,677
[5]	Citigroup Inc.	3.887%	1/10/28	1,285	1,272
[5]	Citigroup Inc.	3.070%	2/24/28	2,447	2,390
	Citigroup Inc.	4.643%	5/7/28	33,925	33,957
[5]	Citigroup Inc.	3.668%	7/24/28	1,761	1,732
[5]	Citigroup Inc.	3.520%	10/27/28	814	796
	Citigroup Inc.	4.786%	3/4/29	1,218	1,224
[5]	Citigroup Inc.	4.075%	4/23/29	435	430
[5]	Citigroup Inc.	3.980%	3/20/30	609	596
	Citigroup Inc.	4.542%	9/19/30	5,021	5,001
[5]	Citigroup Inc.	2.976%	11/5/30	413	385
[5]	Citigroup Inc.	2.666%	1/29/31	958	877
	Citigroup Inc.	4.952%	5/7/31	380	384
[5]	Citigroup Inc.	3.878%	1/24/39	13,228	11,364
[5]	Citigroup Inc.	5.316%	3/26/41	2,545	2,470
	Citigroup Inc.	5.612%	3/4/56	5,585	5,447
	Citizens Financial Group Inc.	5.253%	3/5/31	1,030	1,042
[5,11]	Close Brothers Finance plc	2.750%	10/19/26	125	161
[5,11]	Close Brothers Finance plc	1.625%	12/3/30	2,677	2,942
	Comerica Inc.	5.982%	1/30/30	974	1,002
[5,8,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	4.417%	1/14/27	980	632
[8,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.114%	8/20/31	1,800	1,161
[5,8,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	5.515%	9/10/30	200	129
[5,8,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	5.770%	10/25/33	480	316
	COPT Defense Properties LP	2.000%	1/15/29	920	840
[9]	Credit Acceptance Corp.	6.625%	3/15/30	320	324
	Crown Castle Inc.	4.000%	3/1/27	365	362
	Crown Castle Inc.	2.900%	3/15/27	987	961
	Crown Castle Inc.	3.650%	9/1/27	59	58
	Crown Castle Inc.	5.000%	1/11/28	2,231	2,250
	Crown Castle Inc.	3.800%	2/15/28	440	431
	Crown Castle Inc.	3.100%	11/15/29	534	502
	CubeSmart LP	3.125%	9/1/26	135	133
	CubeSmart LP	2.250%	12/15/28	1,995	1,853
[5,12]	Danske Bank A/S	1.000%	5/15/31	228	257
	Deutsche Bank AG	7.146%	7/13/27	2,923	2,988
	Deutsche Bank AG	2.311%	11/16/27	2,247	2,180
	Deutsche Bank AG	5.297%	5/9/31	5,697	5,791
[7]	Deutsche Bank AG	4.950%	8/4/31	9,750	9,762
[12]	Digital Dutch Finco BV	3.875%	9/13/33	3,700	4,228
	Digital Realty Trust LP	3.700%	8/15/27	799	788
	Digital Realty Trust LP	5.550%	1/15/28	3,683	3,768
	Digital Realty Trust LP	3.600%	7/1/29	1,971	1,899
	DOC DR LLC	3.950%	1/15/28	326	322
[12]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	3,700	4,162
[5,12]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/30	3,100	3,585
[12]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	273	312
	Equinix Inc.	1.800%	7/15/27	739	702
	Equinix Inc.	2.000%	5/15/28	487	455
	Equinix Inc.	3.200%	11/18/29	663	626
	Equitable Holdings Inc.	4.350%	4/20/28	734	731
	ERP Operating LP	2.500%	2/15/30	535	491

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essex Portfolio LP	3.625%	5/1/27	489	482
	Essex Portfolio LP	1.700%	3/1/28	445	414
	Essex Portfolio LP	3.000%	1/15/30	486	454
[5,12]	Eurobank SA	4.000%	2/7/36	1,100	1,251
	Extra Space Storage LP	5.700%	4/1/28	2,450	2,518
	Federal Realty OP LP	3.250%	7/15/27	491	480
	Federal Realty OP LP	3.500%	6/1/30	162	154
	Fidelity National Financial Inc.	4.500%	8/15/28	25	25
	Fifth Third Bancorp	3.950%	3/14/28	1,934	1,911
	Fifth Third Bancorp	6.361%	10/27/28	3,908	4,062
	Fifth Third Bancorp	4.895%	9/6/30	1,847	1,863
	Fiserv Inc.	5.450%	3/2/28	1,934	1,976
[9]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	400	418
	Gaci First Investment Co.	5.000%	10/13/27	3,200	3,232
	GATX Corp.	3.250%	9/15/26	859	845
	GATX Corp.	5.400%	3/15/27	1,076	1,088
[5,12]	Generali	5.500%	10/27/47	233	279
[9]	GGAM Finance Ltd.	8.000%	2/15/27	111	114
[9]	GGAM Finance Ltd.	8.000%	6/15/28	473	500
[9]	Global Atlantic Fin Co.	4.400%	10/15/29	523	509
[9]	Global Atlantic Fin Co.	3.125%	6/15/31	487	433
	Global Payments Inc.	2.150%	1/15/27	4,023	3,885
	Goldman Sachs Group Inc.	1.431%	3/9/27	4,904	4,808
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,723	1,665
	Goldman Sachs Group Inc.	1.948%	10/21/27	3,274	3,171
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,106	3,014
	Goldman Sachs Group Inc.	3.615%	3/15/28	2,908	2,864
[5]	Goldman Sachs Group Inc.	3.691%	6/5/28	1,288	1,269
	Goldman Sachs Group Inc.	4.482%	8/23/28	1,774	1,774
	Goldman Sachs Group Inc.	5.727%	4/25/30	2,276	2,363
	Goldman Sachs Group Inc.	4.692%	10/23/30	1,798	1,796
[5]	Goldman Sachs Group Inc.	5.207%	1/28/31	4,143	4,231
	Goldman Sachs Group Inc.	5.218%	4/23/31	380	389
[5]	Goldman Sachs Group Inc.	4.017%	10/31/38	14,074	12,285
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	6,799	6,133
	Goldman Sachs Group Inc.	2.908%	7/21/42	3,049	2,177
	Goldman Sachs Group Inc.	3.436%	2/24/43	3,263	2,485
	Golub Capital Private Credit Fund	5.875%	5/1/30	1,469	1,475
	Healthcare Realty Holdings LP	3.750%	7/1/27	980	964
	Healthcare Realty Holdings LP	3.100%	2/15/30	728	676
	Healthpeak OP LLC	1.350%	2/1/27	1,234	1,178
	Healthpeak OP LLC	2.125%	12/1/28	238	220
	Healthpeak OP LLC	3.500%	7/15/29	168	161
	Healthpeak OP LLC	3.000%	1/15/30	725	679
	Highwoods Realty LP	3.875%	3/1/27	1,161	1,141
	Highwoods Realty LP	4.125%	3/15/28	509	498
	Highwoods Realty LP	4.200%	4/15/29	780	757
	Highwoods Realty LP	3.050%	2/15/30	1,062	969
	Horace Mann Educators Corp.	7.250%	9/15/28	195	208
[5]	Host Hotels & Resorts LP	3.375%	12/15/29	157	147
[9]	Howden UK Refinance plc	8.125%	2/15/32	1,515	1,578
[5]	HSBC Holdings plc	4.041%	3/13/28	2,048	2,029
	HSBC Holdings plc	4.755%	6/9/28	2,281	2,286
	HSBC Holdings plc	5.210%	8/11/28	726	735
[5]	HSBC Holdings plc	2.013%	9/22/28	490	464
	HSBC Holdings plc	7.390%	11/3/28	3,074	3,251
	HSBC Holdings plc	6.161%	3/9/29	2,085	2,161
[5]	HSBC Holdings plc	4.583%	6/19/29	815	814
	HSBC Holdings plc	5.546%	3/4/30	1,956	2,012
[5]	HSBC Holdings plc	3.973%	5/22/30	5,580	5,431
[12]	HSBC Holdings plc	6.364%	11/16/32	457	558
[11]	HSBC Holdings plc	8.201%	11/16/34	500	728
	HSBC Holdings plc	5.790%	5/13/36	2,475	2,551
[5]	HSBC Holdings plc	6.500%	9/15/37	1,976	2,086
[5]	HSBC Holdings plc	6.800%	6/1/38	6,044	6,520
	HSBC USA Inc.	4.650%	6/3/28	7,553	7,588
	Hudson Pacific Properties LP	3.950%	11/1/27	185	175
	Hudson Pacific Properties LP	5.950%	2/15/28	195	187
	Huntington Bancshares Inc.	4.443%	8/4/28	1,123	1,120
	Huntington Bancshares Inc.	5.272%	1/15/31	829	846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington National Bank	4.871%	4/12/28	2,758	2,771
	Huntington National Bank	4.552%	5/17/28	312	312
	ING Groep NV	6.083%	9/11/27	489	496
[5,12]	ING Groep NV	4.375%	8/15/34	600	707
	Intercontinental Exchange Inc.	3.625%	9/1/28	4,336	4,244
[5,11]	Investec plc	2.625%	1/4/32	823	1,049
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	342	320
[9]	Iron Mountain Inc.	6.250%	1/15/33	74	75
[5,12]	IWG US Finance LLC	6.500%	6/28/30	259	322
[12]	IWG US Finance LLC	5.125%	5/14/32	1,500	1,734
[12]	JAB Holdings BV	4.375%	4/25/34	2,400	2,814
	Jefferies Financial Group Inc.	5.875%	7/21/28	978	1,011
	Jefferies Financial Group Inc.	4.150%	1/23/30	508	496
	JPMorgan Chase & Co.	1.470%	9/22/27	2,131	2,058
	JPMorgan Chase & Co.	5.040%	1/23/28	1,364	1,375
[5]	JPMorgan Chase & Co.	3.782%	2/1/28	2,645	2,618
	JPMorgan Chase & Co.	2.947%	2/24/28	251	245
	JPMorgan Chase & Co.	5.571%	4/22/28	1,890	1,923
	JPMorgan Chase & Co.	4.323%	4/26/28	4,210	4,199
[5]	JPMorgan Chase & Co.	3.540%	5/1/28	837	824
[5]	JPMorgan Chase & Co.	2.182%	6/1/28	2,713	2,607
	JPMorgan Chase & Co.	4.979%	7/22/28	2,038	2,058
	JPMorgan Chase & Co.	4.851%	7/25/28	244	246
	JPMorgan Chase & Co.	4.505%	10/22/28	1,774	1,775
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	2,485	2,456
	JPMorgan Chase & Co.	2.069%	6/1/29	953	893
	JPMorgan Chase & Co.	5.299%	7/24/29	978	1,001
	JPMorgan Chase & Co.	6.087%	10/23/29	1,224	1,282
	JPMorgan Chase & Co.	5.012%	1/23/30	1,801	1,830
	JPMorgan Chase & Co.	5.581%	4/22/30	3,425	3,550
[5]	JPMorgan Chase & Co.	3.702%	5/6/30	1,468	1,427
	JPMorgan Chase & Co.	4.565%	6/14/30	975	978
	JPMorgan Chase & Co.	4.995%	7/22/30	5,959	6,062
	JPMorgan Chase & Co.	4.603%	10/22/30	2,190	2,193
	JPMorgan Chase & Co.	5.140%	1/24/31	3,233	3,303
	JPMorgan Chase & Co.	5.103%	4/22/31	380	389
	JPMorgan Chase & Co.	5.294%	7/22/35	1,962	1,987
	JPMorgan Chase & Co.	5.572%	4/22/36	8,070	8,336
	JPMorgan Chase & Co.	5.576%	7/23/36	15,160	15,356
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	4,188	3,680
	JPMorgan Chase & Co.	5.500%	10/15/40	934	945
[5]	JPMorgan Chase & Co.	3.109%	4/22/41	1,817	1,387
	JPMorgan Chase & Co.	3.157%	4/22/42	2,591	1,953
	JPMorgan Chase & Co.	5.534%	11/29/45	3,379	3,382
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	13,191	10,488
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	349	234
[5]	KeyCorp	2.550%	10/1/29	645	595
	Kilroy Realty LP	4.750%	12/15/28	1,720	1,703
	Kilroy Realty LP	4.250%	8/15/29	369	356
	Lloyds Banking Group plc	3.750%	1/11/27	1,216	1,203
	Lloyds Banking Group plc	5.985%	8/7/27	1,472	1,491
	Lloyds Banking Group plc	6.068%	6/13/36	3,092	3,169
[5,8,13]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	5.712%	3/17/29	1,000	654
	LPL Holdings Inc.	5.700%	5/20/27	733	745
	M&T Bank Corp.	4.553%	8/16/28	5,081	5,067
	M&T Bank Corp.	5.179%	7/8/31	4,742	4,795
	M&T Bank Corp.	5.400%	7/30/35	4,331	4,335
[13]	Macquarie Bank Ltd.	6.082%	6/7/32	130	86
[8,13]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.550%	5.262%	6/17/31	700	451
[8,13]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	6.415%	6/7/32	240	158
[5]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	606	592
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	5,014	5,042
	Manufacturers & Traders Trust Co.	4.762%	7/6/28	5,426	5,448
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	4,879	4,925
[9]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	3,103	2,032
	MetLife Inc.	4.125%	8/13/42	6,119	5,120
	Mid-America Apartments LP	3.950%	3/15/29	903	889
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	2,376	2,301
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	945	954
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	1,364	1,389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	5.667%	5/27/29	959	987
[5]	Morgan Stanley	4.350%	9/8/26	2,090	2,084
	Morgan Stanley	3.950%	4/23/27	918	910
[5]	Morgan Stanley	1.512%	7/20/27	3,388	3,288
[5]	Morgan Stanley	5.652%	4/13/28	2,175	2,216
	Morgan Stanley	4.210%	4/20/28	1,478	1,471
[5]	Morgan Stanley	3.591%	7/22/28	2,050	2,014
	Morgan Stanley	6.296%	10/18/28	4,074	4,229
[5]	Morgan Stanley	3.772%	1/24/29	1,322	1,300
	Morgan Stanley	5.123%	2/1/29	2,425	2,461
	Morgan Stanley	5.042%	7/19/30	7,817	7,949
	Morgan Stanley	4.654%	10/18/30	3,418	3,423
	Morgan Stanley	5.230%	1/15/31	3,082	3,155
	Morgan Stanley	5.831%	4/19/35	3,995	4,191
	Morgan Stanley	5.587%	1/18/36	6,319	6,488
	Morgan Stanley	5.664%	4/17/36	8,075	8,331
[5]	Morgan Stanley	3.971%	7/22/38	18,948	16,571
	Morgan Stanley	5.942%	2/7/39	3,101	3,206
	MPT Operating Partnership LP	3.500%	3/15/31	3,255	2,224
[9]	MPT Operating Partnership LP	8.500%	2/15/32	669	696
[9]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	269	268
[5]	NatWest Group plc	3.073%	5/22/28	551	537
[5]	NatWest Group plc	4.445%	5/8/30	293	291
	NatWest Group plc	4.964%	8/15/30	2,902	2,933
[5,11]	NatWest Group plc	2.105%	11/28/31	2,754	3,520
[5,12]	NIBC Bank NV	4.500%	6/12/35	1,700	1,971
[9]	Nippon Life Insurance Co.	6.500%	4/30/55	4,140	4,327
	NMI Holdings Inc.	6.000%	8/15/29	489	500
	NNN REIT Inc.	2.500%	4/15/30	152	138
[9]	Nuveen LLC	5.550%	1/15/30	733	762
[5,12]	Oldenburgische Landesbank AG	8.000%	4/24/34	600	765
[5,12]	Oldenburgische Landesbank AG	8.500%	4/24/34	1,300	1,677
	Omega Healthcare Investors Inc.	4.500%	4/1/27	215	215
	Omega Healthcare Investors Inc.	4.750%	1/15/28	495	497
	Omega Healthcare Investors Inc.	3.625%	10/1/29	1,881	1,785
[9]	Omnis Funding Trust	6.722%	5/15/55	6,148	6,366
	OneMain Finance Corp.	3.875%	9/15/28	66	63
	OneMain Finance Corp.	6.625%	5/15/29	196	200
[7]	OneMain Finance Corp.	6.125%	5/15/30	285	286
	OneMain Finance Corp.	6.750%	3/15/32	400	406
[5,12]	P3 Group Sarl	1.625%	1/26/29	528	570
[9]	Panther Escrow Issuer LLC	7.125%	6/1/31	122	126
[9]	Park Intermediate Holdings LLC	7.000%	2/1/30	68	70
[9]	Pebblebrook Hotel LP	6.375%	10/15/29	36	36
[9]	Penske Truck Leasing Co. LP	5.350%	1/12/27	678	684
[9]	Penske Truck Leasing Co. LP	5.875%	11/15/27	99	102
[9]	Penske Truck Leasing Co. LP	5.250%	2/1/30	1,230	1,255
[9]	Phoenix Aviation Capital Ltd.	9.250%	7/15/30	2,475	2,590
[11]	Phoenix Group Holdings plc	6.625%	12/18/25	1,199	1,593
[11]	Phoenix Group Holdings plc	5.867%	6/13/29	316	423
	PNC Financial Services Group Inc.	6.615%	10/20/27	1,462	1,497
	PNC Financial Services Group Inc.	5.582%	6/12/29	9,776	10,078
	PNC Financial Services Group Inc.	5.492%	5/14/30	7,000	7,238
	PNC Financial Services Group Inc.	5.222%	1/29/31	2,999	3,074
	Prologis LP	4.875%	6/15/28	1,958	1,989
	Prologis LP	5.250%	5/15/35	7,670	7,768
[5,12]	Public Property Invest A/S	4.625%	3/12/30	698	813
	Public Storage Operating Co.	5.125%	1/15/29	848	870
[12]	Raiffeisen Bank International AG	2.875%	6/18/32	9,300	10,492
[12]	Raiffeisen Bank International AG	1.375%	6/17/33	300	324
	Realty Income Corp.	3.200%	1/15/27	271	266
	Realty Income Corp.	4.000%	7/15/29	488	480
	Realty Income Corp.	3.400%	1/15/30	166	159
	Regency Centers LP	2.950%	9/15/29	153	144
	Regions Financial Corp.	5.722%	6/6/30	7,907	8,167
[9]	Rocket Cos. Inc.	6.125%	8/1/30	690	700
[9]	Rocket Cos. Inc.	6.375%	8/1/33	965	985
[9]	Rocket Mortgage LLC	2.875%	10/15/26	206	201
[11]	Rothesay Life plc	8.000%	10/30/25	1,002	1,332
[11]	Rothesay Life plc	3.375%	7/12/26	221	288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Royal Bank of Canada	6.000%	11/1/27	2,455	2,538
[5]	Royal Bank of Canada	4.522%	10/18/28	4,868	4,869
[5]	Royal Bank of Canada	4.969%	8/2/30	5,583	5,653
[5]	Royal Bank of Canada	4.650%	10/18/30	3,033	3,033
[5]	Royal Bank of Canada	5.153%	2/4/31	6,646	6,775
[9]	Ryan Specialty LLC	5.875%	8/1/32	43	43
	Sabra Health Care LP	3.900%	10/15/29	1,273	1,213
	SBA Communications Corp.	3.875%	2/15/27	238	234
[11]	Scottish Widows Ltd.	7.000%	6/16/43	700	950
	Service Properties Trust	5.500%	12/15/27	80	79
	Service Properties Trust	8.375%	6/15/29	2,100	2,181
[9]	Shift4 Payments LLC	6.750%	8/15/32	940	971
	Simon Property Group LP	3.250%	9/13/49	8,530	5,747
	Sixth Street Lending Partners	6.500%	3/11/29	1,986	2,047
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	492	481
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	1,455	1,527
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	730	748
[12]	Skandinaviska Enskilda Banken AB	5.000%	8/17/33	472	568
[5,12]	Societe Generale SA	3.750%	5/17/35	500	567
[9]	Starwood Property Trust Inc.	7.250%	4/1/29	20	21
[9]	Starwood Property Trust Inc.	6.000%	4/15/30	278	281
[9]	Starwood Property Trust Inc.	6.500%	10/15/30	160	165
[5]	State Street Corp.	3.031%	11/1/34	1,852	1,711
	Store Capital LLC	4.500%	3/15/28	254	251
	Suci Second Investment Co.	4.375%	9/10/27	17,100	17,023
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	389	381
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	787	700
	Sun Communities Operating LP	2.300%	11/1/28	124	116
	Synovus Financial Corp.	6.168%	11/1/30	3,427	3,523
[5,12]	Talanx AG	2.250%	12/5/47	600	671
[9]	Teachers Insurance & Annuity Association of America	3.300%	5/15/50	4,110	2,735
	Toronto-Dominion Bank	5.156%	1/10/28	1,887	1,920
	Toronto-Dominion Bank	4.861%	1/31/28	5,318	5,371
[5]	Toronto-Dominion Bank	5.523%	7/17/28	1,016	1,047
	Toronto-Dominion Bank	4.783%	12/17/29	3,444	3,477
[5]	Toronto-Dominion Bank	3.625%	9/15/31	559	551
[5]	Truist Financial Corp.	6.047%	6/8/27	385	389
[5]	Truist Financial Corp.	4.873%	1/26/29	2,440	2,462
[5]	Truist Financial Corp.	7.161%	10/30/29	1,794	1,936
[5]	Truist Financial Corp.	5.071%	5/20/31	12,327	12,498
	UBS AG	7.500%	2/15/28	1,669	1,793
	UBS AG	5.650%	9/11/28	4,312	4,474
[9]	UBS Group AG	4.253%	3/23/28	750	744
[9]	UBS Group AG	5.428%	2/8/30	7,073	7,250
[9]	UBS Group AG	3.126%	8/13/30	508	479
[9]	UBS Group AG	5.617%	9/13/30	3,843	3,980
[9]	UBS Group AG	5.699%	2/8/35	6,069	6,282
[9]	UBS Group AG	5.580%	5/9/36	9,900	10,085
[5]	UDR Inc.	3.200%	1/15/30	237	224
[12]	UniCredit SpA	2.731%	1/15/32	500	568
[9]	United Wholesale Mortgage LLC	5.500%	11/15/25	346	346
[5]	US Bancorp	4.548%	7/22/28	5,687	5,696
	US Bancorp	4.653%	2/1/29	1,982	1,992
	US Bancorp	5.775%	6/12/29	2,804	2,901
	US Bancorp	5.384%	1/23/30	1,189	1,220
	US Bancorp	5.046%	2/12/31	4,872	4,945
	US Bancorp	5.083%	5/15/31	6,910	7,032
[9]	UWM Holdings LLC	6.625%	2/1/30	37	37
[5]	Wells Fargo & Co.	4.300%	7/22/27	1,302	1,299
[5]	Wells Fargo & Co.	4.900%	1/24/28	951	956
[5]	Wells Fargo & Co.	3.526%	3/24/28	4,387	4,318
[5]	Wells Fargo & Co.	5.707%	4/22/28	1,467	1,495
[5]	Wells Fargo & Co.	3.584%	5/22/28	4,794	4,714
[5]	Wells Fargo & Co.	2.393%	6/2/28	3,292	3,169
[5]	Wells Fargo & Co.	4.808%	7/25/28	3,136	3,153
	Wells Fargo & Co.	6.303%	10/23/29	978	1,029
[5]	Wells Fargo & Co.	2.879%	10/30/30	731	683
	Wells Fargo & Co.	5.244%	1/24/31	3,257	3,334
	Wells Fargo & Co.	5.150%	4/23/31	380	388
	Wells Fargo & Co.	5.606%	1/15/44	19,232	18,697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Welltower OP LLC	4.250%	4/15/28	225	225
	Welltower OP LLC	2.050%	1/15/29	1,738	1,608
	Welltower OP LLC	4.125%	3/15/29	801	792
	Welltower OP LLC	3.100%	1/15/30	1,758	1,661
[5]	Westpac Banking Corp.	4.322%	11/23/31	1,419	1,407
[5,8,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.030%	11/11/27	1,600	1,043
[5,8,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.256%	1/29/31	100	64
[5,8,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.880%	5.463%	4/3/34	200	131
[5,8,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 2.300%	5.964%	6/23/33	100	66
	Weyerhaeuser Co.	6.950%	10/1/27	81	85
	Willis North America Inc.	4.650%	6/15/27	985	989
	Willis North America Inc.	2.950%	9/15/29	621	582
[9]	XHR LP	4.875%	6/1/29	25	24
[9]	XHR LP	6.625%	5/15/30	27	27
					1,048,309
Health Care (2.5%)
[9]	1261229 BC Ltd.	10.000%	4/15/32	2,035	2,071
	AbbVie Inc.	4.800%	3/15/29	8,433	8,566
	AbbVie Inc.	5.350%	3/15/44	1,804	1,759
	AbbVie Inc.	5.500%	3/15/64	564	542
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	1,862	1,524
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	1,488	1,046
	Agilent Technologies Inc.	4.200%	9/9/27	2,346	2,336
	Amgen Inc.	3.200%	11/2/27	523	510
	Amgen Inc.	2.450%	2/21/30	1,432	1,309
	AstraZeneca Finance LLC	4.850%	2/26/29	3,669	3,736
	Baxter International Inc.	2.272%	12/1/28	3,110	2,890
[12]	Bayer AG	1.000%	1/12/36	2,300	1,956
[5,12]	Bayer AG	6.625%	9/25/83	800	977
[5]	Baylor Scott & White Holdings	2.839%	11/15/50	2,507	1,567
	Becton Dickinson & Co.	4.693%	2/13/28	1,052	1,060
	Becton Dickinson & Co.	4.874%	2/8/29	1,993	2,017
	Becton Dickinson & Co.	5.081%	6/7/29	1,222	1,244
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	2,401	1,495
	Bristol-Myers Squibb Co.	4.900%	2/22/29	1,361	1,387
	Bristol-Myers Squibb Co.	3.900%	3/15/62	1,281	910
	Cardinal Health Inc.	3.410%	6/15/27	49	48
	Cardinal Health Inc.	5.000%	11/15/29	2,439	2,475
	Cencora Inc.	3.450%	12/15/27	1,901	1,859
	Cencora Inc.	4.625%	12/15/27	880	883
	Cencora Inc.	4.850%	12/15/29	932	942
	Centene Corp.	4.250%	12/15/27	356	345
	Centene Corp.	2.450%	7/15/28	396	361
	Centene Corp.	4.625%	12/15/29	5,122	4,879
	Centene Corp.	3.375%	2/15/30	1,166	1,050
[9]	Charles River Laboratories International Inc.	4.000%	3/15/31	600	551
	Cigna Group	4.375%	10/15/28	1,599	1,594
[9]	Community Health Systems Inc.	5.625%	3/15/27	2,163	2,167
[9]	Community Health Systems Inc.	10.875%	1/15/32	203	213
[7,9]	Community Health Systems Inc.	9.750%	1/15/34	1,045	1,052
[9]	CSL Finance plc	4.750%	4/27/52	3,054	2,602
	CVS Health Corp.	3.000%	8/15/26	2,134	2,099
	CVS Health Corp.	1.300%	8/21/27	2,530	2,368
	CVS Health Corp.	4.300%	3/25/28	4,309	4,279
	CVS Health Corp.	5.000%	1/30/29	1,936	1,962
	CVS Health Corp.	5.400%	6/1/29	2,848	2,923
[9]	DaVita Inc.	4.625%	6/1/30	2,993	2,856
[9]	DaVita Inc.	6.875%	9/1/32	485	499
[9]	DaVita Inc.	6.750%	7/15/33	490	505
	Elevance Health Inc.	4.101%	3/1/28	1,451	1,440
	Elevance Health Inc.	5.150%	6/15/29	1,172	1,196
	Elevance Health Inc.	4.750%	2/15/30	1,936	1,944
	Elevance Health Inc.	2.250%	5/15/30	415	373
	Elevance Health Inc.	5.700%	2/15/55	5,000	4,774
	Elevance Health Inc.	5.850%	11/1/64	4,600	4,408
	Eli Lilly & Co.	5.050%	8/14/54	1,975	1,840
[9]	Endo Finance Holdings Inc.	8.500%	4/15/31	17	18
	Gilead Sciences Inc.	4.800%	11/15/29	2,440	2,478
	HCA Inc.	5.000%	3/1/28	753	761

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.875%	2/1/29	488	505
	HCA Inc.	5.900%	6/1/53	7,000	6,706
	HCA Inc.	6.100%	4/1/64	3,930	3,814
[9]	Highmark Inc.	1.450%	5/10/26	2,559	2,492
	Humana Inc.	5.750%	3/1/28	1,332	1,369
	Illumina Inc.	4.650%	9/9/26	938	938
[9]	IQVIA Inc.	6.250%	6/1/32	1,390	1,425
[5]	Kaiser Foundation Hospitals	2.810%	6/1/41	3,843	2,743
	Kaiser Foundation Hospitals	4.150%	5/1/47	2,268	1,853
[5]	Kaiser Foundation Hospitals	3.002%	6/1/51	4,455	2,873
[5]	Mayo Clinic	3.196%	11/15/61	3,289	2,042
	McKesson Corp.	4.950%	5/30/32	21,340	21,508
[9]	Medline Borrower LP	3.875%	4/1/29	2,700	2,575
[9]	Medline Borrower LP	6.250%	4/1/29	29	30
[9]	Medline Borrower LP	5.250%	10/1/29	380	373
	Merck & Co. Inc.	5.000%	5/17/53	2,482	2,258
[12]	MSD Netherlands Capital BV	3.750%	5/30/54	300	314
	New York & Presbyterian Hospital	4.024%	8/1/45	1,853	1,503
	Novant Health Inc.	3.318%	11/1/61	1,560	987
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	6,113	5,778
[5]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	616	568
	Quest Diagnostics Inc.	4.625%	12/15/29	1,050	1,056
[9]	Radiology Partners Inc.	8.500%	7/15/32	845	854
	Revvity Inc.	3.300%	9/15/29	731	691
	Royalty Pharma plc	1.750%	9/2/27	1,371	1,297
	Stanford Health Care	3.027%	8/15/51	4,362	2,822
	Stryker Corp.	3.650%	3/7/28	38	37
	Stryker Corp.	4.250%	9/11/29	1,166	1,159
	Stryker Corp.	4.850%	2/10/30	973	989
[5]	Sutter Health	3.161%	8/15/40	5,832	4,477
	Tenet Healthcare Corp.	4.250%	6/1/29	684	660
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	1,505	1,473
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/32	2,095	2,136
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/30	1,525	1,548
[5,12]	Thermo Fisher Scientific Inc.	1.875%	10/1/49	316	232
	UnitedHealth Group Inc.	4.400%	6/15/28	1,855	1,855
	UnitedHealth Group Inc.	4.650%	1/15/31	7,555	7,552
	UnitedHealth Group Inc.	5.300%	6/15/35	1,615	1,633
	UnitedHealth Group Inc.	4.375%	3/15/42	3,226	2,762
	UnitedHealth Group Inc.	3.750%	10/15/47	4,723	3,461
	UnitedHealth Group Inc.	3.700%	8/15/49	3,657	2,618
	UnitedHealth Group Inc.	3.250%	5/15/51	2,012	1,313
	UnitedHealth Group Inc.	5.375%	4/15/54	1,680	1,545
	UnitedHealth Group Inc.	5.950%	6/15/55	2,860	2,860
	UnitedHealth Group Inc.	5.500%	4/15/64	2	2
	Zimmer Biomet Holdings Inc.	5.050%	2/19/30	4,005	4,082
					208,414
Industrials (2.3%)
	Allegion plc	3.500%	10/1/29	595	569
[9]	Allison Transmission Inc.	4.750%	10/1/27	90	89
[9]	Allison Transmission Inc.	3.750%	1/30/31	3,400	3,101
[5,13]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	1,340	830
[9]	Axon Enterprise Inc.	6.125%	3/15/30	23	24
	Boeing Co.	2.196%	2/4/26	19,005	18,754
	Boeing Co.	5.040%	5/1/27	357	359
	Boeing Co.	3.250%	2/1/28	1,224	1,185
	Boeing Co.	3.200%	3/1/29	1,778	1,693
	Boeing Co.	6.298%	5/1/29	3,524	3,719
	Boeing Co.	5.150%	5/1/30	571	580
	Boeing Co.	6.528%	5/1/34	7,500	8,161
	Boeing Co.	6.858%	5/1/54	10,000	11,003
	Boeing Co.	7.008%	5/1/64	8,400	9,283
[9]	Bombardier Inc.	7.250%	7/1/31	2,000	2,088
[9]	Bombardier Inc.	6.750%	6/15/33	600	620
[5,13]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/30	390	247
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,472	2,142
[9]	BWX Technologies Inc.	4.125%	6/30/28	365	353
[9]	BWX Technologies Inc.	4.125%	4/15/29	3,300	3,168
	Canadian Pacific Railway Co.	4.000%	6/1/28	1,265	1,253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,12]	CIMIC Finance Ltd.	1.500%	5/28/29	2,300	2,443
[9]	Clean Harbors Inc.	4.875%	7/15/27	243	241
	CNH Industrial Capital LLC	4.550%	4/10/28	966	968
	CSX Corp.	3.800%	11/1/46	1,621	1,251
	CSX Corp.	3.800%	4/15/50	247	185
[9]	Daimler Truck Finance North America LLC	4.950%	1/13/28	599	604
[9]	Daimler Truck Finance North America LLC	5.125%	1/19/28	735	744
[9]	Daimler Truck Finance North America LLC	5.250%	1/13/30	3,341	3,414
	Eaton Capital ULC	4.450%	5/9/30	2,440	2,439
[9]	Enpro Inc.	6.125%	6/1/33	1,430	1,448
[9]	FedEx Corp.	3.400%	2/15/28	749	731
[9]	Gates Corp.	6.875%	7/1/29	545	561
	General Electric Co.	4.900%	1/29/36	5,581	5,564
[9]	Herc Holdings Inc.	7.000%	6/15/30	1,300	1,342
[9]	Herc Holdings Inc.	7.250%	6/15/33	835	865
	Hillenbrand Inc.	6.250%	2/15/29	135	137
	Honeywell International Inc.	5.700%	3/15/37	1,591	1,656
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,591	1,551
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	113	105
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	2,358	2,410
	Ingersoll Rand Inc.	5.197%	6/15/27	2,711	2,746
	L3Harris Technologies Inc.	4.400%	6/15/28	27	27
	L3Harris Technologies Inc.	5.050%	6/1/29	2,447	2,492
	L3Harris Technologies Inc.	2.900%	12/15/29	869	813
	L3Harris Technologies Inc.	5.400%	7/31/33	13,519	13,878
	Lennox International Inc.	1.700%	8/1/27	345	327
	Lockheed Martin Corp.	4.500%	2/15/29	1,686	1,697
	Lockheed Martin Corp.	5.000%	8/15/35	4,126	4,125
	Lockheed Martin Corp.	4.500%	5/15/36	2,117	2,025
	Lockheed Martin Corp.	4.090%	9/15/52	3,521	2,749
	Lockheed Martin Corp.	4.150%	6/15/53	9,657	7,584
	Lockheed Martin Corp.	5.900%	11/15/63	1,977	2,020
	Lockheed Martin Corp.	5.200%	2/15/64	2,322	2,111
[5,13]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	1,640	1,031
[5,11]	Motability Operations Group plc	2.125%	1/18/42	4,100	3,205
[9]	Mueller Water Products Inc.	4.000%	6/15/29	160	153
	Norfolk Southern Corp.	2.900%	8/25/51	3,775	2,361
	Northrop Grumman Corp.	3.250%	1/15/28	5,150	5,020
	Northrop Grumman Corp.	4.600%	2/1/29	6,733	6,791
	Northrop Grumman Corp.	4.950%	3/15/53	2,644	2,361
	Parker-Hannifin Corp.	3.250%	6/14/29	1,138	1,091
	Regal Rexnord Corp.	6.050%	4/15/28	647	666
[9]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	63	61
	RTX Corp.	5.750%	1/15/29	1,230	1,283
	RTX Corp.	6.400%	3/15/54	2,147	2,342
[5]	Ryder System Inc.	1.750%	9/1/26	1,234	1,197
[5]	Ryder System Inc.	2.850%	3/1/27	1,576	1,535
[5]	Ryder System Inc.	5.650%	3/1/28	490	505
[5]	Ryder System Inc.	5.250%	6/1/28	797	814
[5]	Ryder System Inc.	5.375%	3/15/29	1,712	1,756
[9]	Siemens Funding BV	5.900%	5/28/65	5,395	5,625
	Spirit AeroSystems Inc.	4.600%	6/15/28	64	63
[9]	Spirit AeroSystems Inc.	9.750%	11/15/30	152	167
[9]	Stonepeak Nile Parent LLC	7.250%	3/15/32	12	13
[9]	TransDigm Inc.	6.750%	8/15/28	68	69
[9]	TransDigm Inc.	6.375%	3/1/29	471	482
[9]	TransDigm Inc.	6.375%	5/31/33	7,475	7,521
	United Parcel Service Inc.	6.050%	5/14/65	3,195	3,251
[9]	Waste Pro USA Inc.	7.000%	2/1/33	10	10
[9]	WESCO Distribution Inc.	6.375%	3/15/29	147	151
[9]	WESCO Distribution Inc.	6.375%	3/15/33	52	53
[9]	Yinson Bergenia Production BV	8.498%	1/31/45	2,954	3,052
					193,103
Materials (1.2%)
[12]	Air Products and Chemicals Inc.	3.450%	2/14/37	515	566
[9]	Alumina Pty Ltd.	6.375%	9/15/32	2,280	2,310
[9]	Amcor Flexibles North America Inc.	5.500%	3/17/35	12,690	12,917
[9]	Arsenal AIC Parent LLC	8.000%	10/1/30	2,000	2,119
	Avery Dennison Corp.	4.875%	12/6/28	698	705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ball Corp.	2.875%	8/15/30	928	834
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	6,795	5,823
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,621	2,476
[9]	Big River Steel LLC	6.625%	1/31/29	662	662
[5]	Braskem Netherlands Finance BV	4.500%	1/10/28	1,863	1,422
[5]	Braskem Netherlands Finance BV	4.500%	1/31/30	8,690	6,169
[5]	Braskem Netherlands Finance BV	5.875%	1/31/50	1,037	615
[9]	Chemours Co.	5.750%	11/15/28	154	143
[9]	Chemours Co.	4.625%	11/15/29	1,800	1,525
[9]	Chemours Co.	8.000%	1/15/33	445	414
[9]	Cleveland-Cliffs Inc.	6.875%	11/1/29	393	393
[9]	Cleveland-Cliffs Inc.	7.500%	9/15/31	610	610
[9]	Cleveland-Cliffs Inc.	7.000%	3/15/32	2,200	2,146
[9]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	265	271
[9]	Crown Americas LLC	5.875%	6/1/33	2,865	2,872
[12]	Dow Chemical Co.	1.875%	3/15/40	200	162
	Eastman Chemical Co.	5.000%	8/1/29	1,452	1,469
[9]	Element Solutions Inc.	3.875%	9/1/28	2,388	2,300
[9]	First Quantum Minerals Ltd.	9.375%	3/1/29	152	161
[9]	First Quantum Minerals Ltd.	8.000%	3/1/33	515	532
	FMC Corp.	5.650%	5/18/33	970	955
	FMC Corp.	8.450%	11/1/55	1,555	1,607
[5]	Freeport Indonesia PT	4.763%	4/14/27	1,154	1,155
	Freeport-McMoRan Inc.	4.375%	8/1/28	890	881
[9]	Georgia-Pacific LLC	4.400%	6/30/28	2,890	2,895
[9]	Graphic Packaging International LLC	4.750%	7/15/27	90	89
[9]	Graphic Packaging International LLC	3.500%	3/15/28	31	30
[9]	Hudbay Minerals Inc.	4.500%	4/1/26	70	70
[5]	Indonesia Asahan Aluminium PT	6.530%	11/15/28	4,415	4,680
[7,9]	Inversion Escrow Issuer LLC	6.750%	8/1/32	1,160	1,146
[9]	Kaiser Aluminum Corp.	4.625%	3/1/28	132	129
[9]	Kaiser Aluminum Corp.	4.500%	6/1/31	660	615
[12]	LYB International Finance II BV	1.625%	9/17/31	400	405
[9]	Magnera Corp.	4.750%	11/15/29	200	176
[9]	Magnera Corp.	7.250%	11/15/31	147	139
[9]	Novelis Corp.	3.250%	11/15/26	97	95
[9]	Novelis Corp.	4.750%	1/30/30	30	29
[9]	Novelis Corp.	6.875%	1/30/30	66	68
[9]	Novelis Corp.	3.875%	8/15/31	125	112
	Nutrien Ltd.	5.200%	6/21/27	1,956	1,977
	Nutrien Ltd.	4.900%	3/27/28	2,252	2,277
	Nutrien Ltd.	4.200%	4/1/29	733	724
[9]	Olympus Water US Holding Corp.	9.750%	11/15/28	2,202	2,309
[9]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	121	121
[9]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	440	445
[9]	Quikrete Holdings Inc.	6.375%	3/1/32	1,669	1,713
[9]	Quikrete Holdings Inc.	6.750%	3/1/33	2,144	2,199
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	6,975	4,219
	Rio Tinto Finance USA plc	4.125%	8/21/42	6,955	5,858
	RPM International Inc.	3.750%	3/15/27	1,923	1,898
[9]	Sealed Air Corp.	6.125%	2/1/28	278	281
[9]	Sealed Air Corp.	5.000%	4/15/29	400	394
[5]	Sherwin-Williams Co.	4.550%	3/1/28	860	864
[9]	SNF Group SACA	3.125%	3/15/27	533	514
	Suzano Austria GmbH	6.000%	1/15/29	2,269	2,330
[9]	Trivium Packaging Finance BV	8.250%	7/15/30	715	753
[9]	Trivium Packaging Finance BV	12.250%	1/15/31	635	666
	Vulcan Materials Co.	4.950%	12/1/29	659	669
	WestRock MWV LLC	8.200%	1/15/30	925	1,058
[9]	WR Grace Holdings LLC	5.625%	8/15/29	1,800	1,661
[9]	WR Grace Holdings LLC	7.375%	3/1/31	395	407
	WRKCo Inc.	3.375%	9/15/27	809	792
	WRKCo Inc.	4.000%	3/15/28	364	360
					99,381
Real Estate (0.0%)
	Brandywine Operating Partnership LP	8.875%	4/12/29	1,630	1,751
[9]	RHP Hotel Properties LP	6.500%	6/15/33	640	655
					2,406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Technology (2.7%)
[9]	AthenaHealth Group Inc.	6.500%	2/15/30	225	221
	Automatic Data Processing Inc.	4.750%	5/8/32	12,640	12,772
	Broadcom Corp.	3.500%	1/15/28	424	415
[9]	Broadcom Inc.	1.950%	2/15/28	933	879
	Broadcom Inc.	4.150%	2/15/28	2,237	2,224
	Broadcom Inc.	4.350%	2/15/30	3,441	3,416
	Broadcom Inc.	4.600%	7/15/30	19,432	19,439
	Broadcom Inc.	4.900%	7/15/32	9,284	9,323
[9]	CACI International Inc.	6.375%	6/15/33	730	747
[9]	Central Parent Inc.	7.250%	6/15/29	98	81
[9]	Central Parent LLC	8.000%	6/15/29	18	15
[9]	Cloud Software Group Inc.	6.500%	3/31/29	187	189
[9]	Cloud Software Group Inc.	8.250%	6/30/32	955	1,017
	Dell International LLC	5.250%	2/1/28	3,948	4,030
	Dell International LLC	4.750%	4/1/28	7,020	7,075
	Dell International LLC	5.300%	10/1/29	3,093	3,176
	Dell International LLC	5.300%	4/1/32	14,090	14,366
[9]	Diebold Nixdorf Inc.	7.750%	3/31/30	25	26
	DXC Technology Co.	1.800%	9/15/26	1,666	1,612
	DXC Technology Co.	2.375%	9/15/28	1,222	1,136
[9]	Ellucian Holdings Inc.	6.500%	12/1/29	81	82
[9]	Entegris Inc.	4.750%	4/15/29	2,297	2,250
[9]	Fair Isaac Corp.	6.000%	5/15/33	2,090	2,103
[12]	Fiserv Funding ULC	3.500%	6/15/32	600	683
[12]	Fiserv Funding ULC	4.000%	6/15/36	374	428
[9]	Foundry JV Holdco LLC	5.500%	1/25/31	6,701	6,839
[9]	Foundry JV Holdco LLC	6.100%	1/25/36	28,426	29,128
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	820	820
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	5,411	5,378
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	7,000	6,444
	HP Inc.	3.000%	6/17/27	499	486
	HP Inc.	4.750%	1/15/28	116	117
[9]	Imola Merger Corp.	4.750%	5/15/29	1,525	1,479
	Intel Corp.	3.750%	3/25/27	263	259
	Intel Corp.	3.750%	8/5/27	5,005	4,930
	Intel Corp.	4.875%	2/10/28	3,028	3,050
	Intel Corp.	2.450%	11/15/29	5,644	5,134
	Intel Corp.	3.250%	11/15/49	4,835	2,953
	Intel Corp.	5.700%	2/10/53	8,706	7,841
	Intel Corp.	5.050%	8/5/62	5,000	3,922
	Intuit Inc.	5.500%	9/15/53	2,545	2,515
[9]	Kioxia Holdings Corp.	6.250%	7/24/30	460	458
[9]	Kioxia Holdings Corp.	6.625%	7/24/33	435	431
	Kyndryl Holdings Inc.	3.150%	10/15/31	4,220	3,780
[9]	McAfee Corp.	7.375%	2/15/30	200	186
	Microchip Technology Inc.	4.900%	3/15/28	1,647	1,659
	Microchip Technology Inc.	5.050%	2/15/30	1,403	1,419
	Motorola Solutions Inc.	5.200%	8/15/32	7,080	7,169
	NVIDIA Corp.	3.700%	4/1/60	3,123	2,300
	NXP BV	4.400%	6/1/27	1,195	1,193
	Oracle Corp.	3.250%	11/15/27	991	965
	Oracle Corp.	2.300%	3/25/28	734	695
	Oracle Corp.	4.500%	5/6/28	1,700	1,704
	Oracle Corp.	6.500%	4/15/38	4,480	4,823
	Oracle Corp.	5.375%	7/15/40	2,396	2,304
	Oracle Corp.	4.125%	5/15/45	3,110	2,447
	Oracle Corp.	4.000%	7/15/46	4,604	3,512
	Oracle Corp.	6.125%	8/3/65	1,181	1,159
	QUALCOMM Inc.	4.800%	5/20/45	3,130	2,842
	QUALCOMM Inc.	4.300%	5/20/47	4,742	3,940
[9]	SS&C Technologies Inc.	5.500%	9/30/27	129	129
	Take-Two Interactive Software Inc.	4.950%	3/28/28	1,224	1,240
	Teledyne Technologies Inc.	2.250%	4/1/28	915	867
[9]	UKG Inc.	6.875%	2/1/31	105	108
	VMware LLC	3.900%	8/21/27	911	900
	VMware LLC	1.800%	8/15/28	3,251	3,004
	Western Digital Corp.	4.750%	2/15/26	105	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	X Corp.	9.500%	10/26/29	850	824
					219,163
Utilities (2.9%)
	AEP Transmission Co. LLC	5.375%	6/15/35	1,510	1,535
	AES Corp.	5.450%	6/1/28	1,477	1,500
[5,8,13]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	4.576%	1/8/26	730	469
	Alabama Power Co.	6.000%	3/1/39	1,918	2,037
	Alabama Power Co.	5.500%	3/15/41	5,253	5,235
[5]	Alabama Power Co.	5.200%	6/1/41	3,436	3,240
[9]	Alliant Energy Finance LLC	5.400%	6/6/27	21	21
	Arizona Public Service Co.	5.550%	8/1/33	14,780	15,169
[5,13]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	1,180	733
[5,13]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	480	307
	Baltimore Gas & Electric Co.	4.250%	9/15/48	6,738	5,424
[5]	Buffalo Energy Mexico Holdings	7.875%	2/15/39	2,020	2,150
[9]	Calpine Corp.	4.500%	2/15/28	186	184
[9]	Calpine Corp.	4.625%	2/1/29	1,981	1,947
	CenterPoint Energy Inc.	5.400%	6/1/29	2,476	2,549
[9]	Clearway Energy Operating LLC	4.750%	3/15/28	305	300
[5]	Colbun SA	3.950%	10/11/27	243	240
	Commonwealth Edison Co.	3.650%	6/15/46	2,675	2,019
[5]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	2,707	2,906
[5]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,195	2,484
[5]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,692	1,695
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	1,819	1,806
	Dominion Energy Inc.	4.250%	6/1/28	79	79
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	2,997	3,170
	DTE Energy Co.	4.875%	6/1/28	771	779
[5]	DTE Energy Co.	3.400%	6/15/29	1,159	1,109
	Duke Energy Carolinas LLC	3.450%	4/15/51	2,302	1,620
	Duke Energy Corp.	3.400%	6/15/29	684	657
[5]	Duke Energy Indiana LLC	4.200%	3/15/42	3,232	2,678
	Duke Energy Progress LLC	3.700%	10/15/46	3,054	2,307
	Duke Energy Progress LLC	5.550%	3/15/55	5,882	5,760
[5,12]	Enel Finance International NV	4.500%	2/20/43	793	917
[5,11]	Engie SA	5.750%	10/28/50	500	607
	Eversource Energy	5.450%	3/1/28	2,083	2,129
	Exelon Corp.	5.150%	3/15/28	3,419	3,477
[5]	FirstEnergy Corp.	3.900%	7/15/27	203	201
[9]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	734	747
[9]	FirstEnergy Transmission LLC	2.866%	9/15/28	3,232	3,075
	FirstEnergy Transmission LLC	4.550%	1/15/30	334	333
	Georgia Power Co.	4.300%	3/15/42	2,708	2,329
[5]	Georgia Power Co.	3.700%	1/30/50	4,385	3,268
[9]	ITC Holdings Corp.	4.950%	9/22/27	751	756
	ITC Holdings Corp.	3.350%	11/15/27	1,233	1,200
	MidAmerican Energy Co.	4.800%	9/15/43	1,599	1,442
	MidAmerican Energy Co.	4.250%	7/15/49	1,947	1,579
[9]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	490	484
	National Grid plc	5.602%	6/12/28	1,374	1,414
[5,13]	Network Finance Co. Pty Ltd.	2.579%	10/3/28	1,700	1,034
	Nevada Power Co.	5.450%	5/15/41	2,957	2,916
	Nevada Power Co.	6.250%	5/15/55	187	186
[7]	NextEra Energy Capital Holdings Inc.	4.685%	9/1/27	12,730	12,791
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	1,081	1,110
	NiSource Inc.	5.250%	3/30/28	1,799	1,836
	NiSource Inc.	5.850%	4/1/55	8,000	7,888
[9]	NRG Energy Inc.	5.750%	7/15/29	490	489
[9]	NRG Energy Inc.	6.000%	2/1/33	3,100	3,109
	OGE Energy Corp.	5.450%	5/15/29	648	667
	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	975	984
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	3,416	2,573
	Pacific Gas & Electric Co.	2.100%	8/1/27	662	629
	Pacific Gas & Electric Co.	4.950%	7/1/50	2,278	1,884
	PacifiCorp	6.350%	7/15/38	2,545	2,688
[9]	Pattern Energy Operations LP	4.500%	8/15/28	2,555	2,476
	PECO Energy Co.	4.800%	10/15/43	2,638	2,348
	PECO Energy Co.	3.700%	9/15/47	2,672	2,018
[5]	PG&E Recovery Funding LLC	5.045%	7/15/32	966	981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pinnacle West Capital Corp.	4.900%	5/15/28	2,350	2,371
	PPL Electric Utilities Corp.	6.450%	8/15/37	1,323	1,449
[9]	PSEG Power LLC	5.200%	5/15/30	9,490	9,694
[9]	PSEG Power LLC	5.750%	5/15/35	4,970	5,121
	Public Service Co. of Colorado	3.600%	9/15/42	1,231	943
	Public Service Co. of Colorado	4.050%	9/15/49	329	252
[5]	Public Service Electric & Gas Co.	2.450%	1/15/30	530	487
	Public Service Enterprise Group Inc.	5.875%	10/15/28	2,936	3,054
	Public Service Enterprise Group Inc.	5.200%	4/1/29	1,834	1,879
	Public Service Enterprise Group Inc.	4.900%	3/15/30	1,461	1,479
[9]	Rayburn Country Securitization LLC	2.307%	12/1/30	365	340
[9]	Saavi Energia Sarl	8.875%	2/10/35	5,416	5,648
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,465	1,050
	Southern California Edison Co.	4.400%	9/6/26	1,004	1,001
	Southern California Edison Co.	5.300%	3/1/28	1,065	1,077
	Southern California Edison Co.	5.650%	10/1/28	1,079	1,104
[5]	Southern California Edison Co.	3.900%	3/15/43	2,251	1,691
[5]	Southwestern Electric Power Co.	4.100%	9/15/28	831	822
	Southwestern Public Service Co.	3.700%	8/15/47	1,115	812
[5]	Southwestern Public Service Co.	3.150%	5/1/50	2,736	1,760
[5,11]	SW Finance I plc	6.640%	3/31/26	650	854
[5,11]	SW Finance I plc	7.000%	4/16/40	600	768
[9]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/31	4,600	4,659
	Union Electric Co.	5.250%	4/15/35	10,380	10,534
[5,11]	United Utilities Water Finance plc	5.250%	1/22/46	2,700	3,086
[5,13]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/28	600	364
[5]	Virginia Electric & Power Co.	6.000%	5/15/37	12,471	13,152
[5]	Virginia Electric & Power Co.	3.800%	9/15/47	4,900	3,675
	Virginia Electric & Power Co.	5.700%	8/15/53	2,748	2,720
[9]	Vistra Operations Co. LLC	5.500%	9/1/26	347	347
[9]	Vistra Operations Co. LLC	5.050%	12/30/26	474	476
[9]	Vistra Operations Co. LLC	6.875%	4/15/32	3,000	3,118
	Xcel Energy Inc.	1.750%	3/15/27	1,606	1,537
	Xcel Energy Inc.	2.600%	12/1/29	243	225
[9]	XPLR Infrastructure Operating Partners LP	3.875%	10/15/26	194	189
[9]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/27	2,700	2,620
[9]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/29	75	77
[9]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	70	73
[11]	Yorkshire Water Finance plc	1.750%	11/26/26	1,257	1,588
[5,11]	Yorkshire Water Finance plc	5.500%	4/28/35	800	1,005
[5,11]	Yorkshire Water Finance plc	2.750%	4/18/41	2,141	1,802
					239,577
Total Corporate Bonds (Cost $2,655,846)					2,680,798
Floating Rate Loan Interests (0.4%)
[8]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 3.250%	7.575%	5/28/32	1,596	1,604
[8]	Altera Corp. First Lien Term Loan B, TSFR12M + 3.000%	7.066%	6/18/32	4,640	4,646
[8]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	8.577%	9/19/30	745	729
[8]	AthenaHealth Group Inc. First Lien Initial Term Loan, TSFR1M + 2.750%	7.106%	2/15/29	2,790	2,786
[8]	Bausch + Lomb Corp. First Lien Third Amendment Term Loan, TSFR1M + 4.250%	8.606%	1/15/31	2,230	2,237
[8]	Beach Acquisition Bidco LLC First Lien Term Loan B, TSFR12M + 3.250%	7.316%	6/25/32	3,000	3,018
[8]	Boots Group Bidco Ltd. First Lien Term Loan, TSFR12M + 3.500%	7.384%	7/16/32	325	324
[8]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	7.106%	1/28/32	2,790	2,791
[8]	Cloud Software Group Inc. First Lien Initial Term Loan B, TSFR3M + 3.500%	7.796%	3/30/29	2,790	2,794
[8]	Froneri International Ltd. First Lien Term Loan, TSFR12M + 2.500%	6.594%	7/16/32	425	423
[8]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	7.327%	3/1/29	2,790	2,675
[8]	Olympus Water US Holding Corp. First Lien Term Loan B, TSFR12M + 3.250%	7.135%	7/23/32	420	419
[8]	Opal LLC First Lien Term Loan B-2, TSFR6M + 3.250%	7.435%	3/31/32	2,815	2,828
[8]	Orion US Finco First Lien Term Loan, TSFR12M + 3.500%	7.325%	5/21/32	1,840	1,849
[8]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	8.106%	11/28/28	700	701
[8]	Sazerac Co. Inc. First Lien Incremental Term Loan B-1, TSFR1M + 2.500%	6.840%	6/25/32	1,760	1,765
[8]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	9.046%	5/6/32	530	541
Total Floating Rate Loan Interests (Cost $32,132)					32,130
Sovereign Bonds (15.7%)
[5,9]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	1,460	1,503
	African Development Bank	4.500%	6/12/35	18,664	18,775
[5,12]	Arab Republic of Egypt	4.750%	4/16/26	177	202
[5]	Arab Republic of Egypt	7.903%	2/21/48	12,400	9,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Arab Republic of Egypt	8.700%	3/1/49	1,390	1,147
[5]	Argentine Republic	0.750%	7/9/30	16,000	12,320
[5]	Argentine Republic	3.500%	7/9/41	12,075	7,336
[12]	Autonomous Community of Madrid Spain	2.487%	7/30/30	10,000	11,337
[5,9]	Baiterek National Managing Holding JSC	5.450%	5/8/28	5,000	5,044
[5]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	424	418
[12]	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/28	24,400	27,819
[12]	Cassa Depositi e Prestiti SpA	3.250%	6/17/33	11,800	13,297
[12]	City of Madrid Spain	3.360%	10/31/35	31,900	35,937
[5,9]	Comision Ejecutiva Hidroelectrica del Rio Lempa	8.650%	1/24/33	8,160	8,217
[5,9]	Comision Federal de Electricidad	5.700%	1/24/30	1,854	1,843
	Corp. Andina de Fomento	4.750%	4/1/26	980	981
	Corp. Andina de Fomento	4.125%	6/30/28	11,075	11,039
[5]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	14,039	13,754
[5]	Corp. Nacional del Cobre de Chile	3.000%	9/30/29	7,268	6,750
[5]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	9,640	9,741
[5]	Dominican Republic	5.950%	1/25/27	5,000	5,045
[5]	Dominican Republic	6.000%	7/19/28	243	247
[5]	Dominican Republic	5.500%	2/22/29	35,181	35,138
[5]	Dominican Republic	4.500%	1/30/30	5,134	4,897
[5]	Dominican Republic	7.050%	2/3/31	5,000	5,261
[5]	Dominican Republic	4.875%	9/23/32	1,758	1,626
	Ecopetrol SA	8.625%	1/19/29	234	251
	Ecopetrol SA	4.625%	11/2/31	6,005	5,173
	Ecopetrol SA	7.750%	2/1/32	4,410	4,397
[5,9]	Electricite de France SA	5.700%	5/23/28	415	426
[5,9]	Electricite de France SA	4.500%	9/21/28	815	812
[5]	Empresa Nacional del Petroleo	5.250%	11/6/29	1,143	1,152
	Equinor ASA	3.625%	4/6/40	4,892	4,085
	Equinor ASA	3.950%	5/15/43	6,282	5,254
	Equinor ASA	3.250%	11/18/49	4,263	2,973
[5,12]	European Union	0.300%	11/4/50	9,000	4,635
	Federative Republic of Brazil	6.625%	3/15/35	16,500	16,571
[5]	Fondo MIVIVIENDA SA	4.625%	4/12/27	558	557
[9,12]	Hellenic Republic	3.625%	6/15/35	31,631	36,844
[9,12]	Hellenic Republic	4.125%	6/15/54	11,750	13,243
[5]	Inter-American Development Bank	4.375%	7/16/35	55,232	55,069
[5]	Ivory Coast Government Bond	7.625%	1/30/33	8,250	8,260
[5,9]	Ivory Coast Government Bond	8.075%	4/1/36	10,412	10,252
[5,14]	Japan	0.400%	3/20/50	621,300	2,355
[5,14]	Japan	0.700%	6/20/51	5,000,000	19,854
[5,14]	Japan	2.400%	3/20/55	2,463,600	14,291
[5,9]	Japan Finance Organization for Municipalities	4.125%	7/30/30	10,400	10,355
[15]	Japan International Cooperation Agency	4.250%	5/22/30	11,808	11,833
[12]	Junta de Andalucia	3.250%	10/31/33	18,330	20,995
[9,12]	Kingdom of Belgium	2.600%	10/22/30	25,000	28,511
[5]	Kingdom of Morocco	2.375%	12/15/27	6,027	5,712
[5,9]	Kingdom of Saudi Arabia	5.125%	1/13/28	6,353	6,456
[5]	Kingdom of Saudi Arabia	5.125%	1/13/28	6,071	6,163
[5,9]	Korea Electric Power Corp.	5.375%	7/31/26	1,958	1,976
[5,9]	Korea National Oil Corp.	4.125%	9/30/27	1,561	1,549
[5,9]	KSA Sukuk Ltd.	5.250%	6/4/27	7,650	7,754
[5]	KSA Sukuk Ltd.	5.250%	6/4/27	881	894
[5,16]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	958	980
[5,12,16]	Magyar Export-Import Bank Zrt.	6.000%	5/16/29	4,434	5,467
[16]	MFB Magyar Fejlesztesi Bank Zrt.	6.500%	6/29/28	487	505
[12,16]	MFB Magyar Fejlesztesi Bank Zrt.	4.375%	6/27/30	3,500	4,069
[5]	OCP SA	4.500%	10/22/25	10,330	10,300
[5,9]	OCP SA	6.100%	4/30/30	4,244	4,319
[5]	Oman Government Bond	4.750%	6/15/26	2,798	2,792
[5]	Oman Government Bond	5.375%	3/8/27	6,662	6,736
[5]	Oman Government Bond	6.750%	10/28/27	2,900	3,030
[5]	Oman Government Bond	5.625%	1/17/28	4,321	4,415
[5,9]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	305	301
[9,12]	Ontario Teachers' Finance Trust	2.850%	12/4/31	26,144	29,722
[5]	Paraguay Government Bond	4.700%	3/27/27	6,575	6,551
[5]	Paraguay Government Bond	4.950%	4/28/31	15,000	14,889
[5]	Pertamina Persero PT	1.400%	2/9/26	987	970
[5,9]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/30	1,219	1,248
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	2,715	2,691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	8,245	8,408
	Petroleos Mexicanos	6.875%	10/16/25	1,200	1,201
	Petroleos Mexicanos	4.500%	1/23/26	4,778	4,740
	Petroleos Mexicanos	6.875%	8/4/26	4,653	4,674
	Petroleos Mexicanos	6.490%	1/23/27	9,008	9,012
	Petroleos Mexicanos	6.500%	3/13/27	12,528	12,519
	Petroleos Mexicanos	8.750%	6/2/29	16,982	17,908
	Province of Ontario	4.850%	6/11/35	13,671	13,819
[12]	Province of Quebec	3.250%	5/22/35	20,124	22,868
[9,12]	Queensland Treasury Corp.	3.250%	5/21/35	17,440	19,780
[5]	Republic of Azerbaijan	5.125%	9/1/29	1,988	1,990
[5,12]	Republic of Bulgaria	3.500%	5/7/34	7,817	8,969
[5,12]	Republic of Bulgaria	4.125%	5/7/38	13,313	15,365
[5,12]	Republic of Bulgaria	4.125%	7/18/45	10,831	12,083
[5,12]	Republic of Chile	0.100%	1/26/27	146	161
[5]	Republic of Chile	2.750%	1/31/27	6,128	5,979
[5]	Republic of Chile	3.240%	2/6/28	269	262
[5]	Republic of Chile	2.450%	1/31/31	10,000	8,933
[5]	Republic of Chile	3.100%	5/7/41	9,616	7,105
[5]	Republic of Colombia	3.875%	4/25/27	1,952	1,914
[5]	Republic of Colombia	3.000%	1/30/30	5,630	4,945
[5]	Republic of Colombia	3.125%	4/15/31	12,490	10,495
[5]	Republic of Colombia	3.250%	4/22/32	15,000	12,167
[5]	Republic of Colombia	8.500%	4/25/35	5,100	5,395
[5]	Republic of Colombia	4.125%	2/22/42	8,000	5,240
	Republic of Costa Rica	6.125%	2/19/31	1,200	1,234
[5]	Republic of El Salvador	9.650%	11/21/54	5,000	5,124
[5]	Republic of Ghana	5.000%	7/3/29	7,595	7,225
[5]	Republic of Guatemala	5.250%	8/10/29	7,560	7,519
[5]	Republic of Guatemala	4.900%	6/1/30	10,000	9,821
[5]	Republic of Hungary	6.125%	5/22/28	2,011	2,078
[5,12]	Republic of Hungary	5.375%	9/12/33	15,000	18,512
[12]	Republic of Iceland	2.625%	5/27/30	21,077	23,962
[12]	Republic of Korea	0.000%	10/15/26	444	492
[12]	Republic of Latvia	2.875%	5/21/30	20,079	22,944
[5]	Republic of Namibia	5.250%	10/29/25	6,158	6,141
	Republic of Peru	2.844%	6/20/30	110	101
[5]	Republic of Peru	2.783%	1/23/31	3,001	2,698
[5]	Republic of Poland	4.875%	2/12/30	2,309	2,357
[5,9]	Republic of Romania	5.750%	9/16/30	3,800	3,815
[5,12]	Republic of Romania	2.124%	7/16/31	380	370
[5]	Republic of Senegal	6.250%	5/23/33	3,030	2,251
[5]	Republic of South Africa	5.875%	9/16/25	3,020	3,021
[5]	Republic of South Africa	4.875%	4/14/26	3,100	3,088
[5]	Republic of South Africa	4.850%	9/30/29	4,925	4,743
[5]	Republic of South Africa	7.100%	11/19/36	10,000	9,938
[5]	Republic of South Africa	5.750%	9/30/49	10,000	7,476
[5]	Republic of Turkiye	8.600%	9/24/27	1,900	2,012
[5]	Republic of Turkiye	9.375%	3/14/29	8,906	9,824
[5]	Republic of Turkiye	7.625%	4/26/29	1,960	2,056
[5,12]	Republic of Turkiye	5.200%	8/17/31	14,385	16,476
[5]	Republic of Turkiye	7.125%	2/12/32	22,714	22,961
	Republic of Turkiye	7.250%	5/29/32	1,272	1,293
[5]	Republic of Uzbekistan International Bond	7.850%	10/12/28	1,183	1,259
[5]	Republic of Uzbekistan International Bond	5.375%	2/20/29	16,348	16,142
[5]	Republic of Zambia	5.750%	6/30/33	5,808	5,410
[5,12]	Serbia International Bond	3.125%	5/15/27	12,000	13,675
[5,12]	Serbia International Bond	1.000%	9/23/28	256	271
[5,12]	Serbia International Bond	1.500%	6/26/29	2,077	2,184
[5]	Serbia International Bond	2.125%	12/1/30	3,101	2,653
[5]	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	2,216	2,197
[12]	Slovakia Government Bond	3.750%	2/27/40	24,580	27,463
[5,17]	Southern Gas Corridor CJSC	6.875%	3/24/26	23,449	23,691
[5,12]	State of Israel	1.500%	1/16/29	183	197
[5]	State of Israel	5.375%	3/12/29	660	671
[5]	State of Israel	5.375%	2/19/30	2,089	2,133
[5]	Ukraine Government Bond	0.000%	2/1/34	5,932	2,250
[5]	Ukraine Government Bond	1.750%	2/1/34	7,000	3,637
[5]	Ukraine Government Bond	0.000%	2/1/36	688	325
[11]	United Kingdom	4.375%	7/31/54	37,202	41,882

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]		United Kingdom	5.375%	1/31/56	2,759	3,644
[5]		United Mexican States	2.659%	5/24/31	1,673	1,446
[5]		United Mexican States	4.750%	4/27/32	699	663
[5]		United Mexican States	5.850%	7/2/32	31,138	31,333
[5]		United Mexican States	4.875%	5/19/33	1,922	1,807
[5,9]		Uzbekneftegaz JSC	8.750%	5/7/30	21,850	22,863
[12]		Ville de Paris	3.750%	5/25/40	15,200	16,989
Total Sovereign Bonds (Cost $1,283,527)						1,297,185
Taxable Municipal Bonds (1.1%)
		American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.270%	2/15/50	5,485	5,595
		Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	2,325	2,589
		Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,650	2,761
		California GO Prere.	4.600%	4/1/28	5,395	5,454
		California GO	7.300%	10/1/39	4,400	5,051
		California State University Systemwide Revenue	2.975%	11/1/51	7,080	4,690
		Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	10,732	11,864
		Dallas TX Area Rapid Transit Sales Tax Revenue	2.613%	12/1/48	5,065	3,347
		Duke University NC Revenue	5.850%	4/1/37	7,505	8,073
		Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	6,655	4,833
		Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	2,115	1,557
		New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	3,555	3,639
		New York Transportation Development Corp. Lease Revenue (Nanotechnology Facilities Project)	4.248%	9/1/35	140	137
		North Texas Tollway Authority System Revenue	6.718%	1/1/49	2,549	2,793
		Ohio State University General Receipts Revenue	4.800%	6/1/11	2,051	1,695
		Rutgers State University New Jersey GO	3.915%	5/1/19	8,660	5,721
		Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	6,465	5,179
		San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	2,607	2,715
		University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	1,705	1,807
		University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	2,355	1,984
		University of California Revenue	3.931%	5/15/45	4,540	4,087
		University of Michigan Revenue	3.504%	4/1/52	2,519	1,836
		University of Texas Financing System Revenue	4.794%	8/15/46	2,270	2,091
		University of Virginia Revenue	2.256%	9/1/50	3,890	2,196
Total Taxable Municipal Bonds (Cost $92,746)						91,694
					Shares
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[18]		Vanguard Market Liquidity Fund (Cost $113,395)	4.367%		1,134,068	113,395
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.1%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	8/1/25	1,271	$111.00	141,081	338
		Counterparty	Expiration Date
Foreign Currency Options (0.0%)
Put Options
	EUR	BARC	1/14/26	USD 1.140	20,550	316

		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions (0.1%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.000% Annually	GSI	3/10/26	3.000%	165,600	442
	5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.580% Annually	WFB	7/16/26	3.580%	89,400	1,584
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.500% Annually	BANA	9/25/25	3.500%	19,300	48
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.500% Annually	BANA	10/1/25	3.500%	19,200	55
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.140% Annually	WFB	7/16/26	4.140%	23,900	1,655
						3,784
Put Swaptions
	5-Year CDX-NA-IG-S44-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	8/20/25	0.600%	272,278	62
	5-Year CDX-NA-IG-S44-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	8/20/25	0.600%	163,367	37
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.580% Annually	WFB	7/16/26	3.580%	89,400	1,387
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.900% Annually	BANA	10/1/25	3.900%	19,200	160
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.000% Annually	BANA	9/25/25	4.000%	19,300	95
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/26	5.900%	47,100	27
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.140% Annually	WFB	7/16/26	4.140%	23,900	1,213
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/26	4.830%	44,200	497
						3,478
Total Options Purchased (Cost $9,101)						7,916
Total Investments (95.6%) (Cost $7,884,072)						7,915,465
			Coupon	Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-3.4%)
[5,6,7]	UMBS Pool		5.000%	9/1/35–8/25/55	(130,970)	(125,528)

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6,7]	UMBS Pool	5.500%	5/1/39–8/25/55	(157,744)	(156,336)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $280,622)					(281,864)
Other Assets and Liabilities—Net (7.8%)					641,484
Net Assets (100%)					8,275,085
Cost is in $000.
1	Securities with a value of $41,659 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $2,222 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $4,273 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	Securities with a value of $4,613 have been segregated as initial margin for open centrally cleared swap contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $1,179,324, representing 14.3% of net assets.
10	Security value determined using significant unobservable inputs.
11	Face amount denominated in British pounds.
12	Face amount denominated in euro.
13	Face amount denominated in Australian dollars.
14	Face amount denominated in Japanese yen.
15	Guaranteed by the Government of Japan.
16	Guaranteed by the Republic of Hungary.
17	Guaranteed by the Republic of Azerbaijan.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
ARM—Adjustable Rate Mortgage.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
DAC—Designated Activity Company.
EUR—euro.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)	Market Value ($000)
Foreign Currency Options
Call Options
EUR	BARC	1/14/26	USD 1.228	20,550	(80)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.250% Annually	GSI	3/10/26	2.250%	248,400	(185)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.940% Annually	WFB	7/16/26	3.940%	98,400	(3,280)
					(3,465)
Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.940% Annually	WFB	7/16/26	3.940%	98,400	(2,579)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/26	4.900%	47,100	(169)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/26	5.830%	44,200	(76)
					(2,824)
					(6,289)
Total Options Written (Premiums Received $7,288)					(6,369)
BARC—Barclays Bank plc.
EUR—euro.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
USD—U.S. dollar.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	2,530	523,670	(568)
5-Year U.S. Treasury Note	September 2025	3,849	416,354	(476)
10-Year U.S. Treasury Note	September 2025	4,373	485,676	885
Euro-Schatz	September 2025	112	13,682	(25)
Long U.S. Treasury Bond	September 2025	985	112,475	1,289
Ultra Long U.S. Treasury Bond	September 2025	1,309	153,562	1,666
				2,771

Short Futures Contracts
10-Year Government of Canada Bond	September 2025	(311)	(27,051)	263
10-Year Japanese Government Bond	September 2025	(122)	(111,669)	409
Euro-Bobl	September 2025	(1,170)	(156,579)	869
Euro-Bund	September 2025	(1,621)	(239,930)	1,946
Euro-Buxl	September 2025	(722)	(96,715)	2,299
Long Gilt	September 2025	(134)	(16,309)	(184)
Ultra 10-Year U.S. Treasury Note	September 2025	(1,029)	(116,357)	(238)
				5,364
				8,135

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	9/17/25	EUR	48,949	USD	57,315	—	(1,285)
State Street Bank & Trust Co.	9/17/25	EUR	36,810	USD	43,019	—	(883)
Toronto-Dominion Bank	9/17/25	EUR	36,359	USD	42,591	—	(972)
JPMorgan Chase Bank, N.A.	9/17/25	EUR	11,566	USD	13,563	—	(323)
Wells Fargo Bank N.A.	9/17/25	EUR	2,248	USD	2,659	—	(85)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	9/17/25	GBP	2,386	USD	3,170	—	(17)
State Street Bank & Trust Co.	9/17/25	GBP	509	USD	701	—	(28)
Barclays Bank plc	9/17/25	GBP	482	USD	663	—	(26)
State Street Bank & Trust Co.	9/17/25	JPY	3,637,037	USD	25,385	—	(1,143)
State Street Bank & Trust Co.	9/18/25	ZAR	6,863	USD	373	2	—
State Street Bank & Trust Co.	9/17/25	USD	11,133	AUD	17,048	167	—
Wells Fargo Bank N.A.	9/17/25	USD	58	CAD	79	1	—
Toronto-Dominion Bank	9/17/25	USD	9	CAD	13	—	—
Morgan Stanley Capital Services LLC	9/17/25	USD	669	CZK	14,460	—	(4)
Barclays Bank plc	9/17/25	EUR	493	CZK	12,186	—	(2)
Citibank, N.A.	9/17/25	USD	84	CZK	1,798	1	—
State Street Bank & Trust Co.	9/17/25	USD	60	CZK	1,271	—	—
Toronto-Dominion Bank	9/17/25	USD	19	CZK	399	—	—
JPMorgan Chase Bank, N.A.	9/17/25	USD	326,523	EUR	283,645	1,843	—
Barclays Bank plc	9/17/25	USD	297,405	EUR	258,848	1,107	—
State Street Bank & Trust Co.	9/17/25	USD	40,577	EUR	34,740	809	—
Toronto-Dominion Bank	9/17/25	USD	40,541	EUR	34,699	822	—
Citibank, N.A.	9/17/25	USD	14,583	EUR	12,530	240	—
Wells Fargo Bank N.A.	9/17/25	USD	2,676	EUR	2,278	69	—
BNP Paribas	9/17/25	USD	1,255	EUR	1,066	35	—
Citibank, N.A.	9/17/25	USD	91,451	GBP	67,534	2,221	—
Wells Fargo Bank N.A.	9/17/25	USD	4,469	GBP	3,317	86	—
JPMorgan Chase Bank, N.A.	9/17/25	USD	4,397	GBP	3,298	39	—
Toronto-Dominion Bank	9/17/25	USD	960	GBP	719	10	—
Morgan Stanley Capital Services LLC	9/17/25	USD	107	HUF	37,663	—	(1)
Wells Fargo Bank N.A.	9/17/25	USD	44,446	JPY	6,359,887	2,055	—
State Street Bank & Trust Co.	9/17/25	USD	1,045	MXN	20,152	—	(18)
Toronto-Dominion Bank	9/17/25	USD	1,074	PLN	4,021	1	—
Bank of America, N.A.	9/18/25	USD	373	ZAR	6,863	—	(3)
						9,508	(4,790)
AUD—Australian dollar.
CAD—Canadian dollar.
CZK—Czech koruna.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
JPY—Japanese yen.
MXN—Mexican peso.
PLN—Polish zloty.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S44-V1	6/20/30	USD	80,590	(1.000)	(1,842)	(48)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Kering SA/NR	6/20/30	GSI	2,600[2]	1.000	5	(5)	10	—
Republic of Indonesia/Baa2	6/20/30	JPMC	18,420	1.000	247	64	183	—
Republic of Turkiye/Ba3	6/20/27	BANA	6,920	1.000	(78)	(156)	78	—
Republic of Turkiye/Ba3	6/20/30	BARC	5,650	1.000	(412)	(532)	120	—
Republic of Turkiye/Ba3	6/20/30	JPMC	20,000	1.000	(1,459)	(1,589)	130	—
Stellantis NV/Baa2	6/20/30	JPMC	800[2]	5.000	132	132	—	—
					(1,565)	(2,086)	521	—
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $2,848 and cash of $450 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/19/27	N/A	31,584,440[1]	0.478[2]	(0.880)[3]	(447)	(447)
6/24/27	N/A	35,889[4]	1.919[5]	(1.766)[3]	76	76
6/24/27	N/A	31,269[6]	3.681[3]	(4.217)[7]	(26)	(26)
6/18/28	6/18/27[8]	166,600[9]	3.458[3]	(0.000)[10]	204	204
12/20/28	12/17/25[8]	49,118[11]	2.457[12]	(0.000)[13]	(280)	(280)
12/20/28	12/17/25[8]	49,118[11]	2.509[12]	(0.000)[13]	(228)	(228)
6/18/30	N/A	79,000,000[14]	2.482[15]	(2.560)[16]	(44)	(44)
6/18/30	N/A	46,000,000[14]	2.382[15]	(2.560)[16]	(184)	(184)
9/18/30	9/17/25[8]	1,142,985[17]	3.589[3]	(0.000)[18]	(733)	(713)
6/18/31	6/18/26[8]	46,240[9]	0.000[10]	(3.625)[3]	(199)	(200)
2/15/35	9/2/25[8]	51,505[9]	0.000[10]	(3.727)[3]	299	299
2/15/35	9/2/25[8]	51,505[9]	0.000[10]	(3.660)[3]	572	572
2/15/35	9/2/25[8]	27,000[9]	0.000[10]	(3.807)[3]	(15)	(15)
2/15/35	9/2/25[8]	25,800[9]	3.804[3]	(0.000)[10]	9	9
2/15/35	9/2/25[8]	25,750[9]	3.828[3]	(0.000)[10]	57	57
2/15/35	9/2/25[8]	25,750[9]	3.810[3]	(0.000)[10]	20	20
6/18/35	N/A	47,000[19]	5.040[20]	(4.415)[3]	168	168
9/10/35	9/10/25[8]	21,000[4]	2.381[3]	(0.000)[5]	(319)	(240)
9/19/35	9/17/25[8]	111,920[19]	0.000[20]	(4.400)[3]	414	430
9/19/35	9/17/25[8]	7,250[9]	3.814[3]	(0.000)[10]	(9)	(9)
9/19/35	9/17/25[8]	3,500[9]	3.846[3]	(0.000)[10]	5	5
9/19/35	9/17/25[8]	3,490[9]	3.835[3]	(0.000)[10]	2	2
9/19/35	9/17/25[8]	3,490[9]	3.841[3]	(0.000)[10]	—	—
11/15/52	9/30/25[8]	20,000[9]	4.103[3]	(0.000)[10]	106	106
11/15/52	9/30/25[8]	15,200[9]	4.090[3]	(0.000)[10]	47	47
11/15/52	9/30/25[8]	5,000[9]	0.000[10]	(4.200)[3]	(106)	(106)
11/15/52	9/30/25[8]	5,000[9]	0.000[10]	(4.137)[3]	(55)	(55)

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/15/55	9/17/25[8]	3,500[9]	0.000[10]	(4.061)[3]	(11)	(11)
12/18/55	12/18/25[8]	3,050[9]	4.035[3]	(0.000)[10]	—	3
					(677)	(560)
1 Notional amount denominated in Japanese yen.
2 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid anually.
3 Interest payment received/paid annually.
4 Notional amount denominated in euro.
5 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
6 Notional amount denominated in British pound.
7 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
8 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
9 Notional amount denominated in U.S. dollar.
10 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
11 Notional amount denominated in Canadian dollar.
12 Interest payment received/paid semi-annually.
13 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/paid semi-annually.
14 Notional amount denominated in Korean won.
15 Interest payment received/paid quarterly.
16 Based on 3-month Korean won (KRW) Certificate of Deposit Rate as of the most recent reset date. Interest payment received/paid quarterly.
17 Notional amount denominated in Czech koruna.
18 Based on 6-month Prague Interbank Offered Rate (PRIBOR) as of the most recent reset date. Interest payment received/paid semi-annually.
19 Notional amount denominated in Polish złoty.
20 Based on 6-month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/paid semi-annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

J.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,993,565	—	2,993,565
Asset-Backed/Commercial Mortgage-Backed Securities	—	696,122	2,660	698,782
Corporate Bonds	—	2,680,798	—	2,680,798
Floating Rate Loan Interests	—	32,130	—	32,130
Sovereign Bonds	—	1,297,185	—	1,297,185
Taxable Municipal Bonds	—	91,694	—	91,694
Temporary Cash Investments	113,395	—	—	113,395
Options Purchased	338	7,578	—	7,916
Total	113,733	7,799,072	2,660	7,915,465
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(281,864)	—	(281,864)

Derivative Financial Instruments
Assets
Futures Contracts[1]	9,626	—	—	9,626
Forward Currency Contracts	—	9,508	—	9,508
Swap Contracts	1,998[1]	521	—	2,519
Total	11,624	10,029	—	21,653
Liabilities
Options Written	—	(6,369)	—	(6,369)
Futures Contracts[1]	(1,491)	—	—	(1,491)
Forward Currency Contracts	—	(4,790)	—	(4,790)
Swap Contracts	(2,606)[1]	—	—	(2,606)
Total	(4,097)	(11,159)	—	(15,256)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.